UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-08090
Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)
Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)
Copy to:
Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: 260-455-2000
Date of fiscal year-end: December 31
Date of reporting period: March 31, 2006

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust — Aggressive Growth Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock — 99.79%
Aerospace & Defense — 1.19%
Empresa Brasileira de Aeronautica ADR	36,900	$1,359,765
Rockwell Collins	39,300	2,214,555

		3,574,320

Automobiles & Automotive Parts — 0.26%
ITT Industries	13,600	764,592

		764,592

Banking & Finance — 10.83%
BlackRock	11,200	1,568,000
†CBOT Holdings	20,500	2,447,700
Chicago Mercantile Exchange	5,500	2,461,250
City National	7,400	568,246
†E Trade Financial	71,700	1,934,466
East West Bancorp	10,000	385,500
Eaton Vance	41,700	1,141,746
Federated Investors Class B	16,900	659,945
First Horizon National	15,900	662,235
Investors Financial Services	49,200	2,306,004
Janus Capital Group	22,000	509,740
Lazard Class A	13,300	588,525
Legg Mason	12,550	1,572,892
Mellon Financial	29,200	1,039,520
Moody’s	39,800	2,844,108
Northern Trust	32,800	1,722,000
Nuveen Investments	30,500	1,468,575
optionsXpress Holdings	15,000	436,200
Schwab (Charles)	61,500	1,058,415
SEI Investments	14,800	599,844
State Street	31,900	1,927,717
†SVB Financial Group	12,500	663,125
Synovus Financial	72,200	1,955,898
TD Ameritrade Holding	65,000	1,356,550
UCBH Holdings	27,400	518,408

		32,396,609

Building & Materials — 1.55%
Centex	7,600	471,124
KB HOME	9,000	584,820
Lennar Class A	15,900	960,042
†Meritage Homes	8,500	467,160
Pulte Homes	12,000	461,040
Thor Industries	16,600	885,776
†Toll Brothers	11,800	408,634
Winnebago Industries	13,600	412,624

		4,651,220

Business Services — 3.28%
†Clear Channel Outdoor Holdings	49,200	1,153,740
Corporate Executive Board	16,700	1,685,030
†Dun & Bradstreet	10,400	797,472
Fidelity National Information	17,400	705,570
Fluor	15,000	1,287,000
†ITT Educational Services	14,600	935,130
†LECG	30,000	578,100
Manpower	12,000	686,160
Ritchie Bros Auctioneers	17,100	846,450
Robert Half International	29,600	1,142,856

		9,817,508

Cable, Media & Publishing — 4.60%
Citadel Broadcasting	23,200	257,288
†Getty Images	22,000	1,647,360
Harte-Hanks	23,900	653,665
†Lamar Advertising	31,400	1,652,268

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
McGraw-Hill Companies	9,100	524,342
Meredith	12,200	680,638
†Monster Worldwide	36,100	1,799,946
Omnicom Group	22,400	1,864,800
†Radio One Class D	50,900	379,714
Rogers Communications	34,500	1,316,175
†Salem Communications Class A	26,000	390,260
Scripps (E.W.)	11,200	500,752
†Univision Communications Class A	27,900	961,713
WPP Group ADR	18,700	1,122,000

		13,750,921

Chemicals – 1.51%
Avery Dennison	8,900	520,472
Ecolab	38,100	1,455,420
Praxair	10,300	568,045
Sigma-Aldrich	9,000	592,110
†Symyx Technologies	21,700	601,958
Valspar	27,800	774,786

		4,512,791

Computers & Technology – 10.18%
†Activision	55,288	762,422
†Avid Technology	11,100	482,406
†Cadence Design Systems	36,800	680,432
CDW	17,100	1,006,335
†Check Point Software Technology	27,200	544,544
†CheckFree	8,500	429,250
†ChoicePoint	27,600	1,235,100
†Citrix Systems	23,500	890,650
†Cogent	49,500	907,830
†Cognizant Technology Solutions	35,600	2,117,843
†Cognos	19,800	770,220
†Digital River	16,000	697,760
†DST Systems	8,900	515,666
†Electronic Arts	12,200	667,584
†F5 Networks	9,800	710,402
FactSet Research Systems	23,550	1,044,443
Fair Isaac	14,250	564,585
†FileNet	23,700	640,374
†Fiserv	17,300	736,115
Global Payments	17,600	932,976
Henry (Jack) & Associates	29,000	663,230
†Hyperion Solutions	15,000	489,000
†II-VI	16,000	289,440
†Internet Security Systems	23,000	551,540
†Intuit	27,300	1,452,087
†McAfee	37,800	919,674
†Mercury Interactive	14,800	515,040
National Instruments	15,150	494,193
†NAVTEQ	40,000	2,026,000
†Red Hat	41,700	1,166,766
†salesforce.com	14,700	534,051
Satyam Computer Services ADR	15,000	656,400
†Sina	14,500	404,550
†Synopsys	32,000	715,200
†THQ	30,950	801,296
†VeriSign	59,300	1,422,607
†Websense	18,000	496,440
†Zebra Technologies Class A	11,750	525,460

		30,459,911

Consumer Services – 2.39%
†Apollo Group Class A	8,905	467,602
ARAMARK Class B	22,200	655,788
Block (H&R)	21,800	471,970
†Career Education	13,800	520,674
†DeVry	25,100	571,527
Equifax	21,700	808,108
†Iron Mountain	27,950	1,138,683
Paychex	53,400	2,224,644
†Universal Technical Institute	10,000	301,000

		7,159,996

Electronics & Electrical Equipment – 12.74%
†Advanced Micro Devices	29,000	961,640

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
†Altera	118,500	2,445,840
American Power Conversion	20,000	462,200
AMETEK	25,400	1,141,984
Analog Devices	57,500	2,201,675
†Broadcom Class A	54,850	2,367,326
†Cymer	10,200	463,488
†Dolby Laboratories Class A	17,700	369,930
†FLIR Systems	20,400	579,564
Garmin	6,200	492,466
Gentex	20,000	349,200
†Integrated Device Technology	49,400	734,084
Intersil	30,300	876,276
†Jabil Circuit	30,800	1,320,088
KLA-Tencor	13,400	648,024
†Lam Research	15,200	653,600
Linear Technology	71,500	2,508,220
†Marvell Technology Group	30,400	1,644,640
Maxim Integrated Products	67,800	2,518,770
Microchip Technology	75,500	2,740,649
National Semiconductor	85,600	2,383,104
†QLogic	23,600	456,660
Roper Industries	18,600	904,518
†Semtech	30,100	538,489
†Silicon Laboratories	36,200	1,989,190
Symbol Technologies	94,200	996,636
†Teradyne	90,000	1,395,900
†Thermo Electron	12,000	445,080
†Waters	21,600	932,040
Xilinx	101,800	2,591,828

		38,113,109

Energy – 8.87%
Baker Hughes	19,100	1,306,440
†Bill Barrett	75,000	2,444,250
BJ Services	73,600	2,546,560
†Cooper Cameron	63,900	2,816,712
Foundation Coal Holdings	32,300	1,328,822
†Grant Prideco	69,500	2,977,380
Murphy Oil	44,600	2,221,972
Smith International	71,400	2,781,744
†Ultra Petroleum	10,000	623,100
†Weatherford International	60,400	2,763,300
Williams	99,000	2,117,610
XTO Energy	59,933	2,611,281

		26,539,171

Environmental Services – 0.31%
†Stericycle	13,600	919,632

		919,632

Farming & Agriculture – 0.44%
Delta and Pine Land	20,700	624,312
Monsanto	8,300	703,425

		1,327,737

Food, Beverage & Tobacco – 0.66%
Hershey	13,100	684,213
McCormick & Company	20,400	690,744
Tootsie Roll Industries	189	5,524
Wrigley (Wm) Jr.	9,500	608,000

		1,988,481

Healthcare & Pharmaceuticals – 17.13%
†Alkermes	21,400	471,870
Allergan	15,707	1,704,224
†American Medical System Holdings	37,500	843,750
†Amylin Pharmaceuticals	20,600	1,008,370
†ArthroCare	11,200	535,584
†AtheroGenics	23,000	375,360
Avon Products	19,000	592,230
Bard (C.R.)	28,800	1,952,928
Bausch & Lomb	12,500	796,250
Becton, Dickinson	14,000	862,120
Biomet	36,100	1,282,272
†Celgene	37,700	1,667,094
†Cephalon	10,500	632,625
†Charles River Laboratories International	12,100	593,142

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
†Coventry Health Care	37,350	2,016,152
Dade Behring Holdings	14,900	532,079
†DaVita	21,200	1,276,452
†deCODE genetics	53,000	459,510
DENTSPLY International	11,900	691,985
†Edwards Lifesciences	13,000	565,500
†Express Scripts Class A	15,100	1,327,290
†Gen-Probe	6,600	363,792
†Genzyme	9,400	631,868
Health Management Associates Class A	21,700	468,069
†Healthways	11,000	560,340
†Hologic	9,800	542,430
†Humana	30,800	1,621,620
†Integra LifeSciences Holdings	16,000	655,680
†Invitrogen	10,800	757,404
†Kyphon	14,900	554,280
†Laboratory Corporation of America Holdings	24,200	1,415,216
†LifePoint Hospitals	14,000	435,400
†Lincare Holdings	22,700	884,392
Manor Care	13,500	598,725
†Martek Biosciences	14,800	485,884
†Medco Health Solutions	26,200	1,499,164
†MedImmune	33,000	1,207,140
†Millennium Pharmaceuticals	34,400	347,784
†Millipore	14,300	1,044,758
†Myogen	13,300	481,859
†Nektar Therapeutics	32,100	654,198
†Neurocrine Biosciences	8,300	535,682
Omnicare	8,800	483,912
†OSI Pharmaceuticals	22,100	709,410
†Patterson	16,400	577,280
†PDL BioPharma	14,400	472,320
†QIAGEN	37,000	551,670
Quest Diagnostics	29,800	1,528,740
†ResMed	21,800	958,764
†Respironics	20,600	801,546
†Schein (Henry)	23,200	1,110,352
†Sepracor	28,800	1,405,728
Smith & Nephew ADR	8,500	379,185
†St. Jude Medical	14,600	598,600
†Sybron Dental Specialties	16,000	659,840
†Techne	15,200	914,128
†Theravance	20,500	574,820
†Varian Medical Systems	24,200	1,359,072
†Ventana Medical Systems	15,600	651,612
†Vertex Pharmaceuticals	28,800	1,053,792
†Zimmer Holdings	8,000	540,800

		51,264,043

Industrial Machinery – 1.20%
Danaher	11,600	737,180
IDEX	14,050	732,989
Pall	21,900	683,061
Precision Castparts	24,000	1,425,600

		3,578,830

Insurance – 1.75%
Ambac Financial Group	9,100	724,360
†Arch Capital Group	12,800	739,072
Axis Capital Holdings	20,700	618,930
Brown & Brown	18,000	597,600
Gallagher (Arthur J.) & Company	16,200	450,522
†Markel	1,600	540,288
Marsh & McLennan	16,000	469,760
MBIA	8,700	523,131
Willis Group Holdings	17,000	582,420

		5,246,083

Leisure, Lodging & Entertainment – 6.92%
Boyd Gaming	24,100	1,203,554
Brunswick	13,400	520,724
Choice Hotels International	34,600	1,583,988
†DreamWorks Animation SKG	14,300	378,235
Harley-Davidson	18,800	975,344
Harrah’s Entertainment	17,800	1,387,688

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Hilton Hotels	49,900	1,270,454
International Game Technology	40,100	1,412,322
†Las Vegas Sands	15,500	878,230
Marriott International Class A	28,800	1,975,680
Moneygram International	86,000	2,641,920
Royal Caribbean Cruises	29,200	1,226,984
†Shuffle Master	42,150	1,506,441
Station Casinos	17,200	1,365,164
†WMS Industries	18,500	556,850
†Wynn Resorts	23,800	1,829,030

		20,712,608

Packaging & Containers – 0.22%
Sealed Air	11,400	659,718

		659,718

Retail – 5.67%
†Amazon.Com	25,500	931,005
†Bed Bath & Beyond	38,200	1,466,880
†Cheesecake Factory	15,750	589,838
†Dick’s Sporting Goods	13,300	527,611
Dollar General	56,200	993,054
Family Dollar Stores	33,500	891,100
Fred’s	23,500	311,610
Men’s Wearhouse	18,150	652,311
Michaels Stores	20,000	751,600
†O’Reilly Automotive	41,200	1,506,272
Outback Steakhouse	15,400	677,600
†Panera Bread Company Class A	6,700	503,706
PETsMART	35,400	996,156
Ross Stores	34,900	1,018,731
Staples	40,800	1,041,216
Tiffany & Co	33,700	1,265,098
†Tim Hortons	4,200	111,510
TJX	64,600	1,603,372
†Williams-Sonoma	26,700	1,132,080

		16,970,750

Telecommunications – 2.77%
†American Tower Class A	76,300	2,313,416
†Crown Castle International	75,100	2,129,085
†Juniper Networks	50,700	969,384
†NeuStar Class A	13,100	406,100
†NII Holdings Class B	42,000	2,476,740

		8,294,725

Textiles, Apparel & Furniture – 1.62%
Cintas	31,800	1,355,316
†Coach	40,400	1,397,032
Harman International	14,000	1,555,820
HNI	9,000	531,000

		4,839,168

Transportation & Shipping – 3.42%
C.H. Robinson Worldwide	33,000	1,619,970
Expeditors International	19,400	1,675,966
Grainger (W.W.)	20,000	1,507,000
Landstar System	23,400	1,032,408
SkyWest	50,700	1,483,989
Southwest Airlines	86,500	1,556,135
UTi Worldwide	42,900	1,355,640

		10,231,108

Utilities – 0.28%
†AES	50,000	853,000

		853,000

Total Common Stock (cost $228,729,991)		298,626,031

Short-Term Investments – 0.27%
¤T. Rowe Price Reserve Investment Fund	801,534	801,534

Total Short-Term Investments (cost $801,534)		801,534

Total Market Value of Securities – 100.06%
(cost $229,531,525)		299,427,565
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(174,080)

Net Assets Applicable to 25,792,009 Shares Outstanding – 100.00%		$299,253,485

† Non-income producing security for the period ended March 31, 2006.
¤ Considered an affiliated company. See Note 2 in “Notes.”
ADR – American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Aggressive Growth Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees.
3. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$230,456,494

Aggregate unrealized appreciation	76,310,598
Aggregate unrealized depreciation	(7,339,527)

Net unrealized appreciation	$68,971,071

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $212,853,455 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $120,856,683 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.
4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Bond Fund

	Principal	Market
March 31, 2006	Amount(U.S.$)	Value(U.S. $)
Agency Asset-Backed Securities- 0.09%
•Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24	$1,215,333	$1,209,439

Total Agency Asset-Backed Securities (cost $3,982,372)		1,209,439

Agency Collateralized Mortgage Obligations- 3.08%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	1,853,288	1,794,776
Series 2005-110 MB 5.50% 9/25/35	3,110,000	3,089,305
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	1,023,650	1,100,688
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	2,164,984	2,204,276
Freddie Mac
Series 2662 MA 4.50% 10/15/31	3,293,539	3,211,317
Series 2872 GC 5.00% 11/15/29	3,005,000	2,906,174
Series 2890 PC 5.00% 7/15/30	3,780,000	3,667,034
Series 2915 KP5.00% 11/15/29	2,920,000	2,836,455
Series 3022 MB 5.00% 12/15/28	5,770,000	5,629,161
Series 3063 PC 5.00% 2/15/29	3,900,000	3,796,846
Freddie Mac Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	1,684,515	1,707,864
•Series T-60 1A4C 5.395% 3/25/44	2,800,000	2,769,451
Government National Mortgage Association
Series 2002-61 BA 4.648% 3/16/26	1,303,644	1,279,660
Series 2003-5 B 4.486% 10/16/25	3,580,000	3,452,755

Total Agency Collateralized Mortgage Obligations (cost $40,306,976)		39,445,762

Agency Mortgage-Backed Securities- 4.45%
Fannie Mae
5.73% 12/1/08	1,722,652	1,736,111
6.50% 8/1/17	1,554,119	1,585,687
Fannie Mae Relocation 15 yr 4.00% 9/1/20	6,604,579	6,171,154
Fannie Mae Relocation 30 yr
4.00% 3/1/35	3,155,245	2,834,791
5.00% 1/1/34	1,706,930	1,640,253
5.00% 10/1/35	3,770,093	3,618,111
Fannie Mae S.F. 15 yr 6.00% 4/1/17	288,152	292,294
Fannie Mae S.F. 15 yr TBA 5.00% 3/1/35	590,000	575,250
Fannie Mae S.F. 30 yr
5.50% 3/1/29	2,696,084	2,643,005
5.50% 4/1/29	4,919,824	4,822,965
7.50% 4/1/32	67,028	70,045
7.50% 11/1/34	358,830	374,977
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/36	5,910,000	5,627,428
6.50% 4/1/36	15,540,000	15,855,656
•Freddie Mac ARM 3.914% 4/1/34	1,743,545	1,741,910
Freddie Mac Relocation 30 yr 5.00% 9/1/33	3,205,160	3,089,974
Freddie Mac S.F. 15 yr 4.00% 2/1/14	1,961,999	1,854,702
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/33	2,720,000	2,588,250

Total Agency Mortgage-Backed Securities (cost $57,924,781)		57,122,563

Agency Obligations- 2.36%
^Fannie Mae 5.405% 10/9/19	7,605,000	3,529,366
Federal Home Loan Bank
3.50% 9/15/06	785,000	779,537
4.25% 9/14/07	12,195,000	12,053,893
Freddie Mac
4.00% 8/17/07	2,585,000	2,547,908
4.75% 1/19/16	3,655,000	3,535,379
4.875% 2/17/09	7,855,000	7,817,877

Total Agency Obligations (cost $30,659,058)		30,263,960

Collateralized Debt Obligations - 0.40%
@=#Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10	336,459	336,459

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
@=Batterson Park CBO Series 1A A4 CBO 6.13% 1/2/11	46,398	46,398
@=#Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	2,924,152	2,942,885
@=#Magnetite Asset Investor CDO Series 2003-C1 144A 8.786% 1/31/08	750,000	756,141
@=#ML CBO 1999-PUTNUM-1 144A 7.515% 8/10/11	584,360	592,503
@=#Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14	500,000	503,300

Total Collateralized Debt Obligations (cost $5,232,176)		5,177,686

Commercial Mortgage-Backed Securities- 4.52%
•Bank of America Commercial Mortgage Securities
Series 2005-2 A5 4.857% 7/10/43	955,000	906,596
Series 2006-1 AJ 5.46% 9/10/45	1,655,000	1,626,226
#Bear Stearns Commercial Mortgage Securities
Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,256,284
•Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 AJ 5.40% 7/15/44	1,070,000	1,039,853
#Commercial Mortgage Pass Through Certificates
Series 2001-J1A A2 144A 6.457% 2/14/34	2,320,482	2,400,280
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	1,685,000	1,623,832
#CS First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	748,033
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,671,158
Series 2005-C3 A3FX 4.863% 7/10/45	1,835,000	1,796,899
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42	605,000	583,875
•GS Mortgage Securities Series 2006-GG6 AJ 5.782% 4/10/38	1,995,000	1,988,775
#Hilton Hotel Pool Trust II Series 2000 HLTA A1 144A 7.055% 10/3/15	954,476	991,080
JP Morgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,975,000	2,960,065
Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,532,623
•Series 2005-CB11 A4 5.335% 8/12/37	5,575,000	5,465,506
•Series 2006-CB14 AJ 5.679% 12/12/44	815,000	808,399
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,480,690
Series 2005-C5 A2 4.885% 9/15/30	4,405,000	4,322,178
Series 2006-C1 A2 5.084% 2/15/31	1,315,000	1,298,358
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	708,188
•Series 2004-BPC1 A3 4.467% 10/12/41	1,975,000	1,881,124
•Series 2005-CIP1 B 5.274% 7/12/38	1,375,000	1,326,677
#Series 2005-GGP1 E 144A 4.33% 11/15/10	625,000	615,136
#Series 2005-GGP1 F 144A 4.35% 11/15/10	610,000	600,102
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,145,938
Series 2005-HQ6 A2A 4.882% 8/13/42	1,820,000	1,784,063
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	3,509,226	3,360,905
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	2,590,000	2,494,725
Series 2006-1 B 5.588% 2/15/36	1,195,000	1,184,880
Series 2006-1 C 5.707% 2/15/36	1,900,000	1,884,799
•Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45	525,000	516,820

Total Commercial Mortgage-Backed Securities (cost $59,467,287)		58,004,067

Corporate Bonds- 42.73%
Banking - 5.19%
•#Banco Santander 144A 5.22% 12/9/09	545,000	545,789
•Barclays Bank 6.278% 12/29/49	800,000	767,825
Citigroup 5.875% 2/22/33	4,285,000	4,177,361
Credit Suisse First Boston USA 6.125% 11/15/11	5,560,000	5,717,976
Marshall & Ilsley 3.95% 8/14/09	5,325,000	5,111,702
#Mizuho Financial Group 144A 5.79% 4/15/14	2,410,000	2,419,917
Popular North America 4.25% 4/1/08	3,455,000	3,371,154
Popular North America Capital Trust 6.564% 9/15/34	4,243,000	4,139,882
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	3,690,000	3,552,304
Regions Financial
•4.795% 8/8/08	2,390,000	2,392,072
6.375% 5/15/12	4,502,000	4,703,519
•#Resona Bank 144A 5.85% 9/29/49	4,390,000	4,267,690
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	8,785,000	9,181,739
•#Shinsei Finance 144A 6.418% 1/29/49	2,475,000	2,440,511
•#Skandinaviska Enskilda 144A 8.125% 9/29/49	2,310,000	2,339,316
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	5,410,000	5,257,649

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
•Wachovia Capital Trust III 5.80% 8/29/49	6,325,000	6,220,758

		66,607,164

Basic Industry - 1.19%
Alcan 5.75% 6/1/35	500,000	466,919
Barrick Gold Finance 7.50% 5/1/07	2,815,000	2,877,572
#Codelco 144A 5.625% 9/21/35	1,870,000	1,770,591
Lubrizol 4.625% 10/1/09	2,792,000	2,707,213
Newmont Gold 8.91% 1/5/09	319,661	330,762
Southern Peru Copper 7.50% 7/27/35	5,680,000	5,541,266
Smurfit-Stone Container 9.25% 2/1/08	1,465,000	1,532,756
Valspar 6.00% 5/1/07	10,000	10,010

		15,237,089

Brokerage - 1.94%
Amvescap 4.50% 12/15/09	2,345,000	2,260,894
E Trade Financial 8.00% 6/15/11	770,000	803,688
Franklin Resources 3.70% 4/15/08	3,357,000	3,251,369
Goldman Sachs Group 6.345% 2/15/34	2,915,000	2,900,069
LaBranche & Company 9.50% 5/15/09	1,340,000	1,440,500
Lehman Brothers Holdings 5.50% 4/4/16	3,275,000	3,216,738
Morgan Stanley
4.75% 4/1/14	1,030,000	962,545
5.375% 10/15/15	6,320,000	6,132,681
5.80% 4/1/07	440,000	442,116
Nuveen Investments 5.00% 9/15/10	3,615,000	3,495,333

		24,905,933

Capital Goods - 0.70%
General Electric 5.00% 2/1/13	5,622,000	5,476,316
Honeywell International 5.70% 3/15/36	1,635,000	1,594,825
York International 6.625% 8/15/06	1,850,000	1,856,740

		8,927,881

Communications - 4.20%
AT&T 9.05% 11/15/11	3,905,000	4,226,214
BellSouth 4.20% 9/15/09	2,000,000	1,920,512
British Telecommunications 8.875% 12/15/30	1,815,000	2,328,576
Citizens Communications 9.25% 5/15/11	3,115,000	3,434,288
Comcast 6.50% 11/15/35	380,000	369,900
Comcast Cable Communications 6.20% 11/15/08	420,000	427,235
COX Communications 4.625% 1/15/10	2,450,000	2,350,579
CSC Holdings
8.125% 7/15/09	765,000	794,644
10.50% 5/15/16	1,230,000	1,300,725
•Deutsche Telekom International Finance 5.12% 3/23/09	2,250,000	2,252,392
GTE California 7.65% 3/15/07	5,035,000	5,136,731
•Liberty Media 6.41% 9/17/06	2,585,000	2,598,804
MCI 6.908% 5/1/07	2,865,000	2,900,813
Nextel Communications 6.875% 10/31/13	3,860,000	3,985,770
Sprint Capital
4.78% 8/17/06	1,900,000	1,896,255
7.625% 1/30/11	2,910,000	3,150,337
Telecom Italia Capital 4.00% 1/15/10	5,575,000	5,245,528
Telefonos de Mexico 4.50% 11/19/08	3,090,000	3,012,345
Time Warner Entertainment 8.375% 3/15/23	1,557,000	1,764,564
Verizon Wireless 5.375% 12/15/06	4,807,000	4,808,340

		53,904,552

Consumer Cyclical - 5.69%
Centex
4.875% 8/15/08	5,020,000	4,942,677
•4.93% 8/1/07	2,930,000	2,931,395
Corrections Corporation of America 7.50% 5/1/11	767,000	793,845
•DaimlerChrysler Holdings 5.33% 3/13/09	5,615,000	5,620,531
DR Horton 5.25% 2/15/15	3,265,000	2,992,539
Ford Motor 7.45% 7/16/31	1,540,000	1,151,150
Ford Motor Credit
5.625% 10/1/08	1,735,000	1,587,539
5.70% 1/15/10	2,210,000	1,962,812
6.625% 6/16/08	2,720,000	2,575,728
Fortune Brands 5.125% 1/15/11	3,105,000	3,044,260
General Motors 8.375% 7/15/33	1,735,000	1,279,563
General Motors Acceptance Corporation
6.75% 12/1/14	3,045,000	2,745,451

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
6.875% 9/15/11	6,250,000	5,831,918
8.00% 11/1/31	3,450,000	3,269,137
Home Depot 5.40% 3/1/16	4,295,000	4,251,324
Johnson Controls 5.00% 11/15/06	1,085,000	1,081,393
Kohl’s 7.25% 6/1/29	2,415,000	2,583,193
Lodgenet Entertainment 9.50% 6/15/13	1,655,000	1,795,675
Mandalay Resort 9.50% 8/1/08	845,000	903,094
May Department Stores 3.95% 7/15/07	3,987,000	3,904,888
MGM MIRAGE 9.75% 6/1/07	1,975,000	2,066,344
#Neiman Marcus 144A 10.375% 10/15/15	1,195,000	1,275,663
Penney (J.C.) 7.40% 4/1/37	6,485,000	7,024,590
Time Warner 8.18% 8/15/07	4,550,000	4,713,313
Visteon 8.25% 8/1/10	3,110,000	2,581,300

		72,909,322

Consumer Non-Cyclical - 3.73%
#AmerisourceBergen 144A
5.625% 9/15/12	20,000	19,770
5.875% 9/15/15	4,200,000	4,151,952
Amgen 4.00% 11/18/09	734,000	702,561
Anheuser Busch 5.75% 4/1/36	2,425,000	2,368,881
Baxter International 5.196% 2/16/08	1,835,000	1,828,449
HCA 5.50% 12/1/09	2,445,000	2,394,322
Kraft Foods
4.125% 11/12/09	5,405,000	5,170,780
6.50% 11/1/31	1,065,000	1,114,784
Kroger 6.375% 3/1/08	2,415,000	2,452,290
Medco Health Solutions 7.25% 8/15/13	3,785,000	4,081,195
MedPartners 7.375% 10/1/06	4,823,000	4,871,230
Medtronic
4.375% 9/15/10	1,465,000	1,411,078
4.75% 9/15/15	2,235,000	2,104,085
#Miller Brewing 144A 5.50% 8/15/13	8,105,000	8,002,642
Schering-Plough 6.75% 12/1/33	273,000	293,586
US Oncology 9.00% 8/15/12	1,585,000	1,648,400
UST 6.625% 7/15/12	2,510,000	2,608,302
Wyeth 5.50% 2/1/14	2,610,000	2,579,361

		47,803,668

Electric - 5.79%
•Alabama Power Capital Trust IV 4.75% 10/1/42	4,720,000	4,671,936
Ameren 4.263% 5/15/07	3,606,000	3,559,284
•Avista Capital Trust III 6.50% 4/1/34	990,000	986,082
Avista
7.75% 1/1/07	2,872,000	2,913,187
9.75% 6/1/08	2,245,000	2,431,708
#Caithness Coso Funding 144A 5.489% 6/15/19	3,472,537	3,381,716
CC Funding Trust I 6.90% 2/16/07	2,011,000	2,033,330
Consumers Energy 6.00% 2/15/14	3,910,000	3,949,389
Dominion Resources
•5.265% 9/28/07	3,935,000	3,940,045
5.687% 5/15/08	2,970,000	2,976,745
Duke Capital
4.331% 11/16/06	1,471,000	1,462,914
5.668% 8/15/14	2,816,000	2,787,060
FPL Group Capital 4.086% 2/16/07	1,000,000	989,623
NRG Energy 7.375% 2/1/16	1,080,000	1,105,650
Oncor Electric Delivery 7.00% 5/1/32	1,265,000	1,372,950
Pacific Gas & Electric 6.05% 3/1/34	750,000	736,373
Pepco Holdings 5.50% 8/15/07	3,320,000	3,321,431
#Power Contract Financing 144A 6.256% 2/1/10	4,430,000	4,456,376
•Progress Energy 5.03% 1/15/10	3,170,000	3,182,575
PSEG Funding Trust I 5.381% 11/16/07	5,685,000	5,668,179
•SCANA 4.97% 3/1/08	3,110,000	3,114,873
Southern California Edison
•4.965% 12/13/07	3,405,000	3,407,704
5.75% 4/1/35	3,070,000	2,946,000
6.00% 1/15/34	10,000	9,949
6.65% 4/1/29	4,550,000	4,795,027
Southern Capital Funding 5.30% 2/1/07	1,621,000	1,614,591
TECO Energy 7.20% 5/1/11	210,000	219,975
#Windsor Financing 144A 5.881% 7/15/17	2,255,000	2,245,319

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
		74,279,991

Energy - 0.77%
Apache Finance 7.00% 3/15/09	220,000	232,733
#Canadian Oil Sands 144A 4.80% 8/10/09	2,745,000	2,669,584
Nexen 5.875% 3/10/35	2,135,000	1,996,814
USX 9.125% 1/15/13	2,507,000	2,987,113
Valero Energy 6.125% 4/15/07	2,005,000	2,020,681

		9,906,925

Finance - 2.99%
American General Finance 4.875% 7/15/12	3,480,000	3,329,518
•Berkshire Hathaway 4.61% 1/11/08	1,540,000	1,542,894
General Electric Capital 6.75% 3/15/32	400,000	446,868
HSBC Finance 4.625% 9/15/10	2,810,000	2,712,218
•HSBC Finance Capital Trust IX 5.911% 11/30/35	3,600,000	3,538,487
International Lease Finance 4.625% 6/2/08	315,000	310,249
•MUFG Capital Finance 1 6.346% 7/29/49	2,215,000	2,187,605
•#Premium Asset Trust Series 2005-2 144A 4.713% 2/2/07	4,055,000	4,049,364
Residential Capital
6.00% 2/22/11	5,545,000	5,506,462
•6.07% 11/21/08	2,030,000	2,055,365
6.125% 11/21/08	3,720,000	3,728,195
6.375% 6/30/10	1,901,000	1,916,864
6.875% 6/30/15	6,775,000	7,075,104

		38,399,193

Insurance - 5.50%
#American International Group 144A 5.05% 10/1/15	3,330,000	3,181,106
#Farmers Exchange Capital 144A 7.05% 7/15/28	1,665,000	1,693,535
#Farmers Insurance Exchange 144A
6.00% 8/1/14	2,205,000	2,178,039
8.625% 5/1/24	7,295,000	8,543,494
Marsh & McLennan
•4.72% 7/13/07	3,595,000	3,592,289
5.15% 9/15/10	3,560,000	3,483,154
5.375% 3/15/07	4,625,000	4,613,331
MetLife
5.00% 6/15/15	2,440,000	2,326,428
5.70% 6/15/35	1,085,000	1,025,881
#Nippon Life Insurance 144A 4.875% 8/9/10	4,305,000	4,175,962
•#North Front Pass-Through Trust 144A 5.81% 12/15/24	5,270,000	5,130,487
•#Oil Insurance 144A 5.15% 8/15/33	7,470,000	7,356,800
St. Paul Travelers 5.01% 8/16/07	4,540,000	4,501,015
•#Twin Reefs Pass-Through Trust 144A 5.698% 12/31/49	3,500,000	3,503,465
UnitedHealth Group 5.375% 3/15/16	2,785,000	2,728,136
WellPoint
4.25% 12/15/09	1,375,000	1,321,471
5.85% 1/15/36	2,850,000	2,701,940
Willis Group
5.125% 7/15/10	2,440,000	2,390,871
5.625% 7/15/15	3,295,000	3,215,719
•#ZFS Finance USA Trust I 144A 6.45% 12/15/65	3,035,000	2,925,710

		70,588,833

Natural Gas - 2.11%
Atmos Energy
4.00% 10/15/09	2,715,000	2,577,632
•4.975% 10/15/07	2,850,000	2,853,791
Enterprise Products Operating
4.00% 10/15/07	2,510,000	2,456,432
4.625% 10/15/09	2,295,000	2,219,600
Kinder Morgan Finance 5.35% 1/5/11	1,455,000	1,433,278
Oneok 5.51% 2/16/08	4,180,000	4,175,419
Sempra Energy
4.621% 5/17/07	710,000	703,872
•5.24% 5/21/08	3,395,000	3,400,975
Valero Logistics Operations 6.05% 3/15/13	4,860,000	4,921,639
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	2,294,000	2,331,190

		27,073,828

Real Estate - 0.62%
•Brandywine Operating Partnership 5.415% 4/1/09	3,235,000	3,236,517
Developers Diversified Realty
4.625% 8/1/10	2,995,000	2,876,054

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
5.375% 10/15/12	480,000	467,874
HRPT Properties Trust 5.75% 2/15/14	1,410,000	1,377,719

		7,958,164

Technology - 0.44%
Motorola 4.608% 11/16/07	5,650,000	5,588,850

		5,588,850

Transportation - 1.87%
American Airlines
3.857% 7/9/10	4,001,457	3,809,851
6.817% 5/23/11	3,170,000	3,114,525
Continental Airlines 6.503% 6/15/11	4,230,000	4,272,752
•CSX 4.99% 8/3/06	2,045,000	2,046,806
#Erac USA Finance 144A
5.30% 11/15/08	325,000	323,416
7.35% 6/15/08	9,990,000	10,378,580

		23,945,930

Total Corporate Bonds (cost $554,008,228)		548,037,323

Foreign Agencies- 0.58%
Pemex Project Funding Master Trust
6.125% 8/15/08	2,530,000	2,555,300
6.625% 6/15/35	530,000	512,643
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35	4,455,000	4,309,098

Total Foreign Agencies (cost $7,575,982)		7,377,041

Municipal Bonds- 2.41%
California State 5.00% 2/1/33	5,000	5,122
California State Economic Recovery Series A 5.25% 7/1/13	1,305,000	1,414,816
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	2,090,000	2,175,836
•Forsyth, Montana Pollution Control Revenue (Portland General Project)
Series A 5.20% 5/1/33	2,160,000	2,215,685
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	4,820,000	5,107,368
Illinois State Taxable Pension 5.10% 6/1/33	2,845,000	2,667,358
Massachusetts Health & Education Facilities Authority Revenue
Series A 5.00% 7/15/36	1,200,000	1,253,868
Mississippi Single Family Mortgage Revenue Series G 3 6.93% 11/1/23 (GNMA) (FNMA)	91,464	91,563
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	2,060,000	2,169,159
New York State Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	2,655,000	2,846,372
Series B 4.66% 10/15/14 (FGIC)	400,000	380,136
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	2,185,000	2,319,334
Oregon State Taxable Pension 5.892% 6/1/27	2,915,000	3,014,372
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	690,000	680,154
6.07% 7/1/26	3,025,000	3,065,989
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	1,455,000	1,480,259

Total Municipal Bonds (cost $30,523,737)		30,887,391

Non-Agency Asset Backed Securities- 3.65%
#ABSC Net Interest Margin Trust Series 2004-HE1 A 144A 7.00% 1/17/34	9,802	9,730
#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	662,128	639,297
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	2,140,000	1,958,238
Countrywide Asset-Backed Certificates
#Series 2004-BC1N 144A 5.50% 4/25/35	130,582	128,885
Series 2004-S1 A2 3.872% 3/25/20	2,800,000	2,747,237
•Series 2005-12 2A2 4.898% 2/25/36	4,700,000	4,646,465
Series 2006-S2 A2 5.627% 7/25/27	3,540,000	3,539,646
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35	3,566,506	3,550,565
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34	245,216	244,756
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	1,793,979	1,786,921
Mid-State Trust
Series 11 A1 4.864% 7/15/38	932,461	871,291
Series 2004-1 A 6.005% 8/15/37	588,154	593,153
Series 2005-1 A 5.745% 1/15/40	635,132	622,826
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12	2,715,625	2,740,737
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37	1,395,000	1,395,000
Renaissance Home Equity Loan Trust
Series 2004-4 AF2 3.856% 2/25/35	3,005,000	2,980,895
Series 2005-4 A2 5.399% 2/25/36	1,820,000	1,809,459
Series 2005-4 A3 5.565% 2/25/36	1,190,000	1,181,573
Series 2006-1 AF3 5.608% 5/25/36	1,435,000	1,432,130

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	2,015,000	1,988,695
#Sail Net Interest Margin Series 2003-10A A 144A 7.50% 10/27/33	66,281	53,688
Sharp Net Interest Margin Trust
#Series 2003-HE1N 144A 6.90% 11/25/33	42,242	42,171
Series 2004-2N 7.00% 1/25/34	335,893	335,893
#Sierra Receivables Funding Company 144A
Series 2003-1AA 3.09% 1/15/14	672,331	657,835
Series 2003-2A A1 3.03% 12/15/15	818,677	791,922
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	2,018,927	1,827,707
Series 2005-2XS 1A2A 4.51% 2/25/35	7,200,000	7,004,117
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10	1,166,991	1,167,450

Total Non-Agency Asset Backed Securities (cost $44,483,908)		46,748,282

Non-Agency Collateralized Mortgage Obligations- 13.42%
•American Home Mortgage Investment Trust
Series 2004-2 4A2 3.63% 2/25/44	532,859	531,937
Series 2005-4 5A 5.35% 11/25/45	5,098,283	5,031,541
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	2,550,994	2,538,239
Series 2004-2 1A1 6.00% 3/25/34	2,404,644	2,392,621
Series 2004-10 1CB1 6.00% 11/25/34	1,290,130	1,283,572
Series 2004-11 1CB1 6.00% 12/25/34	4,376,008	4,353,756
Series 2005-9 5A1 5.50% 10/25/20	3,732,845	3,689,686
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.428% 5/25/33	111,881	112,427
•Series 2003-I 2A4 3.828% 10/25/33	3,031,786	3,005,155
Series 2005-9 2A1 4.75% 10/25/20	4,663,126	4,497,915
•Series 2005-E 2A1 4.978% 6/25/35	2,339,647	2,296,748
•Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35	1,519,034	1,476,091
•Bear Stearns Alternative Trust Series 2006-3 A3 6.202% 5/25/36	5,225,000	5,256,037
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	5,825,755	5,758,265
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	1,805,557	1,795,734
•Series 2004-J7 1A2 4.673% 8/25/34	2,148,072	2,127,952
Series 2005-57CB 4A3 5.50% 12/25/35	3,461,576	3,439,406
•Series 2005-63 3A1 5.906% 11/25/35	5,100,194	5,105,003
Series 2005-85CB 2A2 5.50% 2/25/36	5,834,719	5,795,955
Series 2006-2CB A3 5.50% 3/25/36	5,333,221	5,298,991
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36	3,717,588	3,666,339
Series 2006-HYB3 3A1 6.148% 5/25/36	4,775,000	4,806,709
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	484,517	490,354
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34	4,439,048	4,451,887
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	810,494	855,492
•Series 2004-AR5 4A1 5.673% 10/25/34	1,905,525	1,887,640
•GMAC Mortgage Loan Trust Series 2005-AR2 A4 5.195% 5/25/35	3,791,602	3,679,674
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	798,264	831,188
Series 1999-3 A 8.00% 8/19/29	1,480,134	1,550,899
Series 2005-RP1 1A3 8.00% 1/25/35	3,493,943	3,673,596
Series 2005-RP1 1A4 8.50% 1/25/35	3,296,988	3,566,028
•Indymac Index Mortgage Loan Trust
Series 2004-AR4 1A 4.607% 8/25/34	1,073,677	1,063,106
Series 2006-AR7 5A1 6.166% 5/25/36	3,400,000	3,420,196
•JP Morgan Mortgage Trust
Series 2005-A2 2A1 4.715% 4/25/35	1,995,947	1,980,978
Series 2005-A6 1A2 5.158% 9/25/35	4,865,000	4,742,645
Series 2006-A2 3A3 5.687% 4/25/36	3,729,000	3,701,778
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	3,887,398	3,869,225
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.906% 12/25/33	2,273,094	2,263,737
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	546,991	555,296
Series 2003-9 1A1 5.50% 12/25/18	2,487,044	2,459,843
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	2,887,294	3,030,224
Series 2005-2 1A4 8.00% 5/25/35	3,835,855	4,030,045
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35	2,501,423	2,452,176
•MLCC Mortgage Investors Series 2005-1 1A 4.75% 4/25/35	2,650,297	2,631,248

	Principal	Market
March 31, 2006	Amount (U.S. $)	Value (U.S. $)
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35	4,685,000	4,583,271
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	1,945,355	1,973,418
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	2,065,995	2,031,778
•Structured Asset Securities Series 2002-22H 1A 6.988% 11/25/32	461,142	466,639
•Thornburg Mortgage Securities Trust Series 2005-3 A1 5.048% 10/25/35	1,055,193	1,056,558
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	923,788	898,922
•Series 2003-AR9 1A7 4.052% 9/25/33	1,847,252	1,803,018
Series 2004-CB3 4A 6.00% 10/25/19	3,168,756	3,201,435
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	2,886,018	2,852,141
•Wells Fargo Mortgage Backed Securities Trust Series 2004-I 1A1 3.393% 7/25/34	3,445,078	3,459,662
Series 2004-T A1 3.451% 9/25/34	3,272,987	3,269,563
Series 2005-AR16 2A1 4.945% 10/25/35	3,153,701	3,120,574
Series 2006-AR4 1A1 5.87% 4/25/36	2,370,000	2,361,989
Series 2006-AR4 2A1 5.798% 4/25/36	9,595,000	9,517,761

Total Non-Agency Collateralized Mortgage Obligations (cost $173,939,035)		172,044,063

U.S. Treasury Obligations- 21.30%
U.S. Treasury Bonds 4.50% 2/15/36	58,195,000	54,621,479
85.375% 2/15/31	5,060,000	5,328,023
6.25% 8/15/23	1,240,000	1,406,723
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	9,549,221	9,047,897
1.875% 7/15/15	4,591,676	4,417,339
2.00% 1/15/14	3,572,890	3,488,177
2.00% 1/15/16	554,367	537,931
2.00% 1/15/26	1,303,512	1,235,689
3.00% 7/15/12	10,292,958	10,729,204
3.875% 1/15/09	7,875,658	8,247,909
U.S. Treasury Notes
2.75% 8/15/07	10,000	9,724
3.75% 3/31/07	101,200,000	100,132,746
4.25% 8/15/15	10,000	9,529
4.50% 2/28/11	5,700,000	5,618,735
4.50% 2/15/16	44,577,000	43,368,562
4.625% 3/31/08	940,000	936,769
4.75% 3/31/11	925,000	922,688
^U.S. Treasury Strip 4.202% 11/15/13	33,530,000	23,138,382

Total U.S. Treasury Obligations (cost $278,690,040)		273,197,506

	Number of
	Shares
Warrant- 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0

Total Warrant (cost $370,046)		0

	Principal
	Amount (U.S. $)
≠Commercial Paper- 2.06%
Rabobank USA Finance 4.832% 4/3/06	$15,000,000	14,995,975
UBS Americas 4.832% 4/3/06	11,380,000	11,376,946

Total Commercial Paper (cost $26,372,921)		26,372,921

Total Market Value of Securities - 101.05% (cost $1,313,536,547)		1,295,888,004
Liabilities Net of Receivables and Other Assets (See Notes) — (1.05%)		(13,494,092)

Net Assets Applicable to 102,338,290 Shares Outstanding - 100.00%		$1,282,393,912

•Variable rate security. The interest rate shown is the rate as of March 31, 2006.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

…Non-income producing security for the period ended March 31, 2006.

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2006, the aggregate amount of fair valued securities equals $5,177,686, which represented 0.40% of the Fund’s net assets. See Note 1 in “Notes.”

@Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $5,177,686, which represented 0.40% of the Fund’s net assets. See Note 4 in “Notes.”

#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $165,906,684, which represented 12.94% of the Fund’s net assets. See Note 4 in “Notes.”

≠The interest rate shown is the effective yield at the time of purchase.

µFully or partially pledged as collateral for financial futures contracts.
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
S.F. — Single Family
yr — Year
TBA — To Be Announced
The following futures contracts were outstanding at March 31, 2006:
Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
906 U.S. Treasury 10 year Notes	$97,179,726	$96,389,906	6/30/06	$(789,820)
(67) U.S. Treasury Long Bond	(7,538,836)	(7,313,469)	6/30/06	225,367

				$(564,453)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) - Bond Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006 the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,315,416,849

Aggregate unrealized appreciation	4,610,287
Aggregate unrealized depreciation	(24,139,132)

Net unrealized deppreciation	$(19,528,845)

3. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.
4. Credit and Market Risk
The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Capital Appreciation Fund
March 31, 2006

		Market
	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.91%
Aerospace & Defense – 4.78%
Boeing	339,800	$26,480,614

		26,480,614

Banking & Finance – 4.26%
American Express	133,680	7,024,884
Chicago Mercantile Exchange	12,800	5,728,000
Fannie Mae	103,460	5,317,844
Merrill Lynch	69,895	5,504,930

		23,575,658

Building & Materials – 0.72%
CEMEX ADR	61,135	3,990,893

		3,990,893

Cable, Media & Publishing – 2.86%
†Lamar Advertising	210,275	11,064,670
†XM Satellite Radio Holdings Class A	214,995	4,787,939

		15,852,609

Chemicals – 1.01%
Syngenta (Switzerland)	39,919	5,611,264

		5,611,264

Computers & Technology – 16.45%
†Apple Computer	81,835	5,132,691
†Ceridian	321,550	8,183,448
†eBay	280,295	10,948,323
†EMC	491,000	6,692,330
†Google Class A	23,535	9,178,650
†NAVTEQ	166,540	8,435,251
†Research In Motion	130,145	11,046,708
†Yahoo	977,760	31,542,537

		91,159,938

Consumer Products – 4.83%
Procter & Gamble	322,320	18,572,078
Reckitt Benckiser (Great Britain)	232,810	8,194,848

		26,766,926

Electronics & Electrical Equipment – 4.56%
†Advanced Micro Devices	333,940	11,073,450
Emerson Electric	65,020	5,437,623
General Electric	251,560	8,749,257

		25,260,330

Energy – 2.61%
Exxon Mobil	121,250	7,379,275
Schlumberger Limited	55,785	7,060,707

		14,439,982

Farming & Agriculture – 1.51%
Monsanto	98,770	8,370,758

		8,370,758

Food, Beverage & Tobacco – 2.62%
Sysco	267,350	8,568,568
Whole Foods Market	89,010	5,913,824

		14,482,392

Health Care & Pharmaceuticals – 29.89%²
Alcon	126,415	13,180,028
Cardinal Health	75,015	5,590,118
†Celgene	422,380	18,677,644
†Coventry Health Care	111,190	6,002,036
Dade Behring Holdings	152,610	5,449,703
†Genentech	78,020	6,593,470
†Intuitive Surgical	58,375	6,888,250
Medtronic	206,725	10,491,294

		Market
	Number of	Value
	Shares	(U.S. $)
Merck	382,850	13,487,806
†Patterson Dental	155,450	5,471,840
Roche Holding (Switzerland)	179,444	26,724,529
Teva Pharmaceutical Industries ADR	399,220	16,439,880
UnitedHealth Group	348,625	19,474,192
†Varian Medical Systems	198,175	11,129,508

		165,600,298

Industrial Machinery – 1.25%
Precision Castparts	116,045	6,893,073

		6,893,073

Leisure, Lodging & Entertainment – 6.55%
Harley-Davidson	220,455	11,437,205
Harrah’s Entertainment	169,920	13,246,963
Starwood Hotels & Resorts Worldwide	171,360	11,606,213

		36,290,381

Metals & Mining – 0.83%
Tenaris ADR	25,585	4,622,442

		4,622,442

Retail – 2.46%
Nordstrom	134,370	5,264,617
Staples	328,062	8,372,142

		13,636,759

Telecommunications – 3.48%
†Amdocs	159,040	5,734,982
†Crown Castle International	113,985	3,231,475
QUALCOMM	204,100	10,329,501

		19,295,958

Transportation & Shipping – 2.24%
United Parcel Service Class B	156,290	12,406,300

		12,406,300

Total Common Stock (cost $450,223,718)		514,736,575

	Principal
	Amount (U.S. $)
Commercial Paper – 3.43%
≠Rabobank USA Financial 4.838% 4/3/06	$19,000,000	18,994,891

Total Commercial Paper (cost $18,994,891)		18,994,891

Discount Note – 1.34%
^Fannie Mae 4.593% 6/5/06	7,500,000	7,437,983

Total Discount Note (cost $7,438,656)		7,437,983

Total Market Value of Securities – 97.68%
(cost $476,657,265)		541,169,449
Receivables and Other Assets Net of Liabilities (See Notes) – 2.32%		12,881,511

Net Assets Applicable to 28,724,477 Shares Outstanding – 100.00%		$554,050,960

† Non-income producing security for the period ended March 31, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
≠ The interest rate shown is the effective yield as of the time of purchase.
² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
ADR – American Depositary Receipts
The following foreign currency exchange contracts were outstanding at March 31, 2006:
Foreign Currency Exchange Contracts1

				Unrealized
				Appreciation
Contracts to Deliver	In Exchange For		Settlement Date	(Depreciation)
(2,170,000) British Pounds	US$	3,728,190	5/11/06	$(43,700)
(250,000) British Pounds	US$	447,088	6/28/06	12,233

				$(31,467)

[1]	See Note 3 in ”Notes. ”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Capital Appreciation Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$477,125,327

Aggregate unrealized appreciation	66,343,111
Aggregate unrealized depreciation	(2,298,989)

Net unrealized appreciation	$64,044,122

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $335,418,994 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $181,549,913 expires in 2009, $123,927,079 expires in 2010, and $29,942,002 expires in 2011.
3. Supplemental Financial Instruments Information
Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
4. Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At March 31, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.
The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Core Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock – 90.85%
Communications – 1.13%
ALLTEL	4,200	$271,950
Verizon Communications	350	11,921

		283,871

Consumer Non-Durables – 8.08%
Cadbury Schweppes ADR	4,740	189,600
†Dean Foods	2,400	93,192
General Mills	3,400	172,312
Heinz (H.J.)	3,330	126,274
Hershey	800	41,784
Kimberly-Clark	4,200	242,760
PepsiCo	7,350	424,757
Procter & Gamble	8,372	482,394
Wrigley, (Wm) Jr	4,100	262,400

		2,035,473

Consumer Services – 5.94%
CBS Class B	1,162	27,865
Disney (Walt)	14,700	409,983
Gannett	4,200	251,664
†Liberty Media Class A	4,000	32,840
Marcus	2,800	55,860
Meredith	3,500	195,265
ServiceMaster	4,000	52,480
Time Warner	25,200	423,107
†Viacom Class B	1,162	45,086

		1,494,150

Electronic Technology – 6.83%
†3Com	25,000	128,000
†Cisco Systems	24,650	534,165
†EMC	18,850	256,926
†Freescale Semiconductor Class B	4,150	115,246
Hewlett-Packard	6,300	207,270
Intel	4,090	79,142
Motorola	4,000	91,640
Raytheon	6,700	307,127

		1,719,516

Energy Minerals – 7.49%
BP ADR	4,200	289,548
Canadian Natural Resources	5,000	276,950
Cimarex Energy	2,500	108,150
EnCana	7,550	352,812
Exxon Mobil	12,600	766,836
Suncor Energy	1,200	92,424

		1,886,720

Financials – 15.11%
Bank of America	7,200	327,888
Bank of New York	4,200	151,368
†Berkshire Hathaway Class A	2	180,700
†Berkshire Hathaway Class B	400	1,204,801
Brookline Bancorp	2,750	42,598
†Covanta	3,620	60,345

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Forest City Enterprises	9,200	433,780
Goldman Sachs Group	515	80,834
JPMorgan Chase	4,150	172,806
Merrill Lynch	4,150	326,854
St. Paul Travelers	8,800	367,752
Wells Fargo	7,100	453,477

		3,803,203

Health Technology – 6.13%
†Amgen	3,775	274,631
†Biogen Idec	770	36,267
†IDEXX Laboratories	1,250	107,950
Johnson & Johnson	7,750	458,955
Medtronic	2,900	147,175
Pfizer	10,300	256,676
Teva Pharmaceutical Industries ADR	2,350	96,773
Wyeth	3,400	164,968

		1,543,395

Industrial Services – 2.43%
ENSCO International	2,025	104,186
Schlumberger	1,075	136,063
Waste Management	10,500	370,650

		610,899

Non-Energy Minerals – 1.46%
Alcoa	2,800	85,568
POSCO ADR	2,050	130,790
Rio Tinto ADR	735	152,145

		368,503

Process Industries – 3.84%
Cytec Industries	3,750	225,038
Dow Chemical	2,050	83,230
duPont (E.I.) deNemours	6,250	263,812
Ecolab	3,700	141,340
PPG Industries	4,000	253,400

		966,820

Producer Manufacturer – 13.63%
3M	10,450	790,961
American Power Conversion	5,000	115,550
General Electric	35,650	1,239,906
Honeywell International	3,800	162,526
Masco	4,200	136,458
Pitney Bowes	5,000	214,650
Tyco International	12,550	337,344
United Technologies	7,475	433,326

		3,430,721

Retail Trade – 5.37%
†Amazon.com	2,550	93,101
Costco Wholesale	4,200	227,472
Home Depot	6,200	262,260
†InterActiveCorp	3,220	94,893
Wal-Mart Stores	10,450	493,658
Walgreen	4,200	181,146

		1,352,530

Technology Services – 9.50%
Automatic Data Processing	5,900	269,512
†Google Class A	115	44,850
International Business Machines	4,825	397,918
Microsoft	37,700	1,025,816
†Symantec	8,350	140,531
†VeriSign	8,400	201,516
†Yahoo	9,650	311,309

		2,391,452

Transportation – 3.22%

	Number of	Market
March 31, 2006	Shares	Value (U.S.$)
Florida East Coast Industries	5,200	280,280
Southwest Airlines	5,200	93,548
United Parcel Service Class B	5,500	436,590

		810,418

Utilities – 0.69%
Cinergy	3,800	172,558

		172,558

Total Common Stock (cost $21,907,190)		22,870,229

	Principal
	Amount (U.S. $)
Federal Agency (Discount Note) – 10.82%
^Federal Home Loan Discount Note 4.634% 4/3/06	$2,725,000	2,724,299

Total Federal Agency (Discount Note) (cost $2,724,299)		2,724,299

	Number of
	Shares
Closed End Fund – 1.17%
Streettracks Gold Trust	5,050	293,405

Total Closed End Fund (cost $255,852)		293,405

Total Market Value of Securities – 102.84%
(cost $24,887,341)		25,887,933
Liabilities Net of Receivables and Other Assets (See Notes) – (2.84%)		(715,836)

Net Assets Applicable to 2,324,543 Shares Outstanding – 100.00%		$25,172,097

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.
†	Non-income producing security for the period ended March 31, 2006.

ADR – American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Core Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$24,955,135

Aggregate unrealized appreciation	1,234,037
Aggregate unrealized depreciation	(301,239)

Net unrealized appreciation	$932,798

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Equity-Income Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock – 99.03%
Aerospace & Defense – 1.21%
Raytheon	87,300	$4,001,832
Rockwell Collins	37,400	2,107,490
United Technologies	57,700	3,344,869

		9,454,191

Automobiles & Automotive Parts – 2.38%
Johnson Controls	152,500	11,579,325
Magna International Class A (Canada)	43,700	3,307,653
Toyota Motor ADR	34,200	3,724,380

		18,611,358

Banking – 12.91%
Associated Banc-Corp	31,300	1,063,574
Bank of America	384,900	17,528,346
Cathay Bancorp	41,100	1,547,004
Commerce Bancorp	59,800	2,191,670
East-West Bancorp	159,900	6,164,145
Golden West Financial	166,100	11,278,190
Hudson City Bancorp	298,638	3,968,899
Investors Financial Services	77,500	3,632,425
KeyCorp	96,500	3,551,200
Mellon Financial	62,300	2,217,880
Mitsubishi Financial Group ADR	293,600	4,465,656
Northern Trust	134,700	7,071,750
People’s Bank	53,900	1,765,225
Popular	86,100	1,787,436
State Street	190,600	11,517,958
Sumitomo Mitsui Financial Group ADR	62,900	693,026
UCBH Holdings	160,169	3,030,397
†Virginia Commerce Bancorp	25,000	898,750
Wachovia	150,400	8,429,920
Wells Fargo	83,700	5,345,919
Wilmington Trust	68,400	2,965,140

		101,114,510

Buildings & Materials – 0.10%
†Drew Industries	21,800	774,990

		774,990

Cable, Media & Publishing – 3.32%
Disney (Walt)	139,600	3,893,444
Gannett	148,900	8,922,088
New York Times	288,100	7,291,811
News Corp Class B	129,500	2,274,020
Omnicom Group	43,800	3,646,350

		26,027,713

Chemicals – 1.37%
Airgas	68,600	2,681,574
FMC	129,800	8,045,004
Praxair	100	5,515

		10,732,093

Commercial Services – 0.05%
Chemed	7,300	433,182

		433,182

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Computers & Technology – 4.54%
†EMC	155,500	2,119,465
First Data	2,300	107,686
Hewlett-Packard	372,300	12,248,670
†Hyperion Solutions	84,100	2,741,660
Microsoft	169,100	4,601,211
†NCR	183,700	7,676,823
SEI Investments	46,800	1,896,804
†Sun Microsystems	812,300	4,167,099

		35,559,418

Electronics & Electrical Equipment – 5.44%
†Advanced Micro Devices	103,400	3,428,744
AMETEK	32,300	1,452,208
†Avnet	227,600	5,776,488
†FormFactor	22,000	865,040
General Electric	494,730	17,206,709
KLA-Tencor	32,225	1,558,401
†Lam Research	17,400	748,200
Matsushita Electric ADR	194,300	4,301,802
†MEMC Electronic Materials	200	7,384
†MKS Instruments	240,000	5,623,200
National Semiconductor	33,100	921,504
Symbol Technologies	69,900	739,542

		42,629,222

Energy – 8.40%
Amerada Hess	27,700	3,944,480
Canadian Natural Resources	8,600	478,023
Canadian Natural Resources (Canada)	36,000	1,994,040
ConocoPhillips	77,900	4,919,385
El Paso Energy	193,000	2,325,650
Exxon Mobil	657,900	40,039,794
†International Coal Group	37,500	365,250
Occidental Petroleum	15,600	1,445,340
Peabody Energy	63,990	3,225,736
Talisman Energy	132,700	7,056,986

		65,794,684

Financials – 12.52%
American Capital Strategies	23,000	808,680
Ameriprise Financial	34,400	1,550,064
Capital One Financial	43,500	3,502,620
Citigroup	482,798	22,807,378
Fannie Mae	382,200	19,645,080
Freddie Mac	239,100	14,585,100
Lehman Brothers Holdings	11,300	1,633,189
Merrill Lynch	188,700	14,862,012
Nomura Holdings ADR	186,200	4,128,054
Nuveen Investments	27,400	1,319,310
SLM	255,500	13,270,670

		98,112,157

Food, Beverage & Tobacco – 3.24%
Altria Group	100,700	7,135,602
Archer-Daniels-Midland	46,800	1,574,820
Coca-Cola Enterprises	68,600	2,872,282
Corn Products International	57,400	1,697,318
Diageo ADR	15,700	995,851
Kellogg	43,600	1,920,144
Nestle ADR	44,300	3,279,662
SABMiller (Great Britian)	60,900	1,199,808
Sara Lee	129,600	2,317,248
Unilever	34,200	2,367,324

		25,360,059

Healthcare & Pharmaceuticals – 9.77%

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Aetna	36,400	1,788,696
†Amylin Pharmaceuticals	83,000	4,062,850
Avon Products	62,400	1,945,008
Becton, Dickinson	54,900	3,380,742
Brookdale Senior Living	7,800	294,450
Cardinal Health	68,700	5,119,524
Colgate-Palmolive	18,700	1,067,770
†Hologic	16,100	891,135
Johnson & Johnson	117,300	6,946,506
Merck	299,000	10,533,770
Mylan Laboratories	68,500	1,602,900
†Neurocrine Biosciences	6,300	406,602
Omnicare	54,200	2,980,458
Pfizer	722,200	17,997,224
Roche Holding ADR	8,700	646,084
Wyeth	347,200	16,846,144

		76,509,863

Home Builders – 0.48%
Monaco Coach	97,300	1,303,820
Winnebago Industries	80,700	2,448,438

		3,752,258

Industrial Machinery – 3.79%
Crane	65,300	2,677,953
Dover	86,200	4,185,872
Eaton	126,800	9,252,596
Illinois Tool Works	53,100	5,114,061
Ingersoll-Rand Class A	41,100	1,717,569
Leggett & Platt	53,800	1,311,106
Rockwell Automation	75,400	5,422,014

		29,681,171

Insurance – 5.75%
Allstate	24,800	1,292,328
American International Group	474,080	31,331,947
Aspen Insurance Holdings	79,500	1,960,470
Genworth Financial	50,600	1,691,558
Hartford Financial Services	28,400	2,287,620
Prudential Financial	45,500	3,449,355
RenaissanceRe Holdings	20,300	885,486
Willis Group Holdings	14,800	507,048
XL Capital Limited Class A	25,600	1,641,216

		45,047,028

Leisure, Lodging & Entertainment – 1.42%
Boyd Gaming	43,200	2,157,408
Marriott International Class A	24,900	1,708,140
Royal Caribbean Cruises	112,100	4,710,442
Starwood Hotels & Resorts Worldwide	37,300	2,526,329

		11,102,319

Metals & Mining – 2.02%
Alcan	53,500	2,446,555
Alcoa	99,400	3,037,664
Mittal Steel	21,700	819,175
Newmont Mining	15,400	799,106
United States Steel	143,400	8,701,512

		15,804,012

Packaging & Containers – 0.51%
Ball	91,900	4,027,977

		4,027,977

Real Estate – 2.64%
CapitalSource	1,405	34,956
Equity Lifestyle Properties	35,445	1,763,389
Equity Residential	42,300	1,979,217
General Growth Properties	325,300	15,897,411

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Kimco Realty	6,300	256,032
Mitsui Fudosan (Japan)	26,000	597,562
United Dominion Realty Trust	5,300	151,262

		20,679,829

Retail – 5.31%
Best Buy	37,400	2,091,782
CVS	66,600	1,989,342
Dollar General	236,700	4,182,489
†Kohl’s	24,900	1,319,949
Pier 1 Imports	77,600	900,936
Staples	46,100	1,176,472
TJX Companies	130,600	3,241,492
Wal-Mart Stores	565,300	26,704,772

		41,607,234

Telecommunications – 5.40%
AT&T	557,300	15,069,392
BellSouth	360,200	12,480,930
†Cisco Systems	84,100	1,822,447
†Lucent Technologies	499,500	1,523,475
†Nortel Networks	761,600	2,322,880
†Qwest Communications International	395,400	2,688,720
†Sandvine (Great Britian)	24,700	48,063
Sprint	92,800	2,397,952
Verizon Communications	114,700	3,906,682

		42,260,541

Textiles, Apparel & Furniture – 0.02%
VF	3,100	176,390

		176,390

Transportation & Shipping – 5.74%
†AirTran Holdings	221,300	4,007,743
Burlington Northern Santa Fe	165,170	13,763,617
Canadian National Railway	60,200	2,725,856
†Grupo Aeroportuario del Pacifico ADR	22,700	725,265
Laidlaw International	65,100	1,770,720
Norfolk Southern	191,760	10,368,463
†Old Dominion Freight Line	96,936	2,612,425
†UAL	151,700	6,057,381
Union Pacific	31,200	2,912,520
UTi Worldwide	1,100	34,760

		44,978,750

Utilities – 0.70%
Exelon	37,600	1,989,040
†Mirant	68,500	1,712,500
Public Service Enterprise Group	27,400	1,754,696

		5,456,236

Total Common Stock (cost $672,579,000)		775,687,185

Convertible Preferred Stock – 0.09%
Insurance – 0.04%
Metlife 6.375%, exercise price $53.10, expiration date 8/15/08	500	13,415
Platinum Underwriters Holdings 6.00%, exercise price $38.29, expiration date 2/15/09	9,800	288,120

		301,535

Utilities – 0.05%
Entergy 7.625%, exercise price $87.64, expiration date 2/17/09	7,300	370,475

		370,475

Total Convertible Preferred Stock (cost $675,155)		672,010

	Principal
	Amount (U.S. $)
Convertible Bonds – 0.12%
Transportation & Shipping – 0.12%
Airtran Holdings 7.00% 7/1/23, exercise price $11.12, expiration date 7/1/23	$110,000	205,150
America West Airlines PIK 7.50% 1/18/09, exercise price $29.09, expiration date 1/18/09	560,000	771,400

Total Convertible Bonds (cost $665,224)		976,550

Total Market Value of Securities – 99.24% (cost $673,919,379)		777,335,745
Receivables and Other Assets Net of Liabilities (See Notes) – 0.76%		5,965,476

Net Assets Applicable to 41,531,106 Shares Outstanding – 100.00%		$783,301,221

†	Non-income producing security for the period ended March 31, 2006.
ADR – American Depositary Receipt
PIK – Pay-in-kind
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Equity-Income Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$680,812,519

Aggregate unrealized appreciation	108,069,843
Aggregate unrealized depreciation	(11,546,617)

Net unrealized appreciation	$96,523,226

3. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of March 31, 2006, the Fund did not have investments in excess of 5% of net assets in any individual foreign currency.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of a fund’s limitation on investments in illiquid assets. At March 31, 2006 there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Lincoln Variable Insurance Products Trust-Global Asset Allocation Fund

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
Common Stock— 62.72%❖
Automobiles & Automotive Parts — 2.37%
Bayerische Motoren Werke (Germany)	5,044	$278,111
Borg Warner	13,800	828,552
Bridgestone (Japan)	19,000	396,321
Harley-Davidson	22,500	1,167,300
Honda Motor Limited (Japan)	7,500	462,937
Johnson Controls	29,900	2,270,306
Magna International Class A (Canada)	2,700	203,610
Nissan Motor (Japan)	46,500	552,356
NOK (Japan)	8,600	231,633
Toyota Motor (Japan)	10,100	549,960

		6,941,086

Banks — 7.07%
ABN AMRO Holding (Netherlands)	62,375	1,863,766
Banco Santander Central Hispano (Spain)	77,278	1,126,954
Bank of Ireland (London)	32,080	594,392
Bank of Ireland (Ireland)	10,315	191,871
Bank of Yokohama (Japan)	40,000	327,627
Barclays (United Kingdom)	105,076	1,227,109
DEPFA Bank (Germany)	4,085	72,768
Deutsche Postbank (Germany)	7,696	558,721
Fifth Third Bancorp	62,100	2,444,256
Freddie Mac	32,200	1,964,200
KBC Bankverzekerings (Belgium)	5,813	622,789
National Australia Bank (Australia)	15,527	418,087
PNC Financial Services Group	27,100	1,824,101
Royal Bank of Scotland Group (United Kingdom)	37,157	1,208,806
Sumitomo Mitsui Financial Group (Japan)	63	695,441
Sumitomo Trust & Banking (Japan)	28,000	324,024
Toronto-Dominion Bank (Canada)	7,700	429,119
UniCredito Italiano (Italy)	100,903	727,704
Wells Fargo	63,300	4,042,970

		20,664,705

Capital Goods — 4.16%
Balfour Beatty (United Kingdom)	19,460	125,688
Illinois Tool Works	29,100	2,802,621
Lockheed Martin	28,600	2,148,718
MAN (Germany)	6,660	462,886
Masco	82,400	2,677,176
†Mettler-Toledo International	4,500	271,530
Mitsubishi (Japan)	23,900	544,962
Northrop Grumman	25,800	1,761,882
NTN (Japan)	32,000	253,673
Sandvik (Sweden)	5,900	348,841
Siemens (Germany)	3,042	283,587
Wolseley (United Kingdom)	19,325	474,754

		12,156,318

Commercial Services & Supplies — 0.44%
Adecco (Switzerland)	3,727	208,327
Cendant	54,800	950,780
Rentokil Initial (United Kingdom)	44,059	119,606

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
		1,278,713

Consumer Durables & Apparel — 0.44%
Electrolux Series B (Sweden)	12,600	361,572
Funai Electric (Japan)	2,000	197,799
Koninklijke KPN (Netherlands)	9,985	336,080
Sekisui House (Japan)	16,600	247,671
Yue Yuen Industrial Holdings (Hong Kong)	49,500	145,773

		1,288,895

Consumer Services — 0.68%
Carnival	41,700	1,975,329

		1,975,329
Diversified Financials — 6.44%
Aiful (Japan)	3,900	258,133
Citigroup	122,300	5,777,452
Collins Stewart Tullett (United Kingdom)	16,850	212,831
Contifinancial Liquidating Trust	165,347	2,894
Credit Suisse Group (Switzerland)	25,851	1,446,590
Fortis (Belgium)	10,149	362,561
JPMorgan Chase	65,500	2,727,420
Mellon Financial	78,000	2,776,800
Morgan Stanley	73,500	4,617,270
Nomura Holdings (Japan)	14,700	327,860
Takefuji (Japan)	4,920	309,760

		18,819,571

Energy — 3.38%
Baker Hughes	12,100	827,640
BP (United Kingdom)	124,326	1,431,005
Ente Nazionale Idrocarburi (Italy)	13,989	398,320
Exxon Mobil	20,500	1,247,630
GlobalSantaFe	26,800	1,628,100
Marathon Oil	26,400	2,010,889
Petro-Canada (Canada)	10,700	507,508
Repsol (Spain)	13,851	393,356
Total (France)	5,409	1,425,933

		9,870,381

Food & Staples Retailing — 2.17%
Aeon Limited (Japan)	13,800	334,755
Costco Wholesale	43,500	2,355,960
Kroger	88,300	1,797,788
Metro (Germany)	4,938	253,596
Sysco	24,900	798,045
Tesco (United Kingdom)	141,550	812,180

		6,352,324

Food, Beverage & Tobacco — 1.14%
Anheuser-Busch	21,800	932,386
Asahi Breweries (Japan)	24,800	351,893
†Aurora Foods	708	6
†Cott (Canada)	12,300	158,438
Diageo (United Kingdom)	46,562	733,330
Gallaher Group (United Kingdom)	32,654	476,558
Japan Tobacco (Japan)	60	211,155
Nestle (Switzerland)	1,572	466,787

		3,330,553

Health Care Equipment & Services — 3.54%
†Caremark Rx	23,900	1,175,402
†HealthSouth	38,300	191,117
†Medco Health Solutions	30,000	1,716,600
Medtronic	16,000	812,000
Straumann Holding AG (Switzerland)	1,008	229,706
UnitedHealth Group	61,800	3,452,148
†WellPoint	24,900	1,928,007
†Zimmer Holdings	12,400	838,240

		10,343,220

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
Insurance — 4.03%
Aegon (Netherlands)	22,725	420,508
Allianz (Germany)	6,585	1,098,269
Allstate	24,400	1,271,484
American International Group	49,200	3,251,628
AXA (France)	26,716	937,564
Hannover Rueckversicherung AG (Germany)	3,587	133,531
Hartford Financial Services	16,800	1,353,240
Manulife Financial (Canada)	4,400	276,074
Mitsui Sumitomo Insurance (Japan)	38,000	516,913
Prudential (United Kingdom)	81,269	942,488
QBE Insurance Group (Australia)	41,053	643,095
Sompo Japan Insurance (Japan)	20,500	297,324
Swiss Reinsurance (Switzerland)	9,325	651,813

		11,793,931

Materials — 1.06%
Alcan (Canada)	6,100	279,139
CRH (Ireland)	10,730	374,475
Falconbridge (Canada)	4,000	140,014
Holcim Limited (Switzerland)	4,183	333,151
Inco Limited (Canada)	2,900	144,603
Nitto Denko (Japan)	7,300	619,627
Shin-Etsu Chemical (Japan)	9,200	499,495
Solvay (Belgium)	1,722	198,864
UPM-Kymmene (Finland)	21,591	509,017

		3,098,385

Media — 2.35%
†DIRECTV Group	100,600	1,649,840
Omnicom Group	32,800	2,730,600
†Premiere AG (Germany)	5,420	96,549
†R.H. Donnelley	12,048	701,555
Reed Elsevier (Netherlands)	24,706	353,393
Taylor Nelson Sofres (United Kingdom)	52,651	231,205
†Univision Communications Class A	19,300	665,271
VNU (Netherlands)	5,915	192,312
WPP Group (United Kingdom)	19,851	238,320

		6,859,045

Pharmaceuticals & Biotechnology — 6.32%
†Actelion (Switzerland)	2,435	241,949
Allergan	26,700	2,896,950
AstraZeneca (United Kingdom)	5,576	280,142
Bristol-Myers Squibb	39,100	962,251
†Cephalon	10,800	650,700
†Genzyme	34,700	2,332,534
Johnson & Johnson	48,300	2,860,326
Novartis (Switzerland)	11,338	629,270
Roche Holding (Switzerland)	3,769	561,316
Sanofi-Aventis (France)	10,597	1,004,851
Schering (Germany)	3,874	402,695
†Waters	27,700	1,195,255
Wyeth	91,600	4,444,433

		18,462,672

Real Estate — 0.28%
Mitsui Fudosan (Japan)	16,000	367,731
Sun Hung Kai Properties (Hong Kong)	23,000	233,582
Unibail (France)	1,194	215,586

		816,899

Retail — 1.55%
Esprit Holdings (Hong Kong)	31,500	245,207
†Expedia	82,400	1,670,248
GUS (United Kingdom)	13,357	245,060

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
Jardine Cycle & Carriage (Singapore)	9,000	61,817
Kesa Electricals (United Kingdom)	41,864	226,750
Kingfisher (United Kingdom)	90,670	377,284
†Kohl’s	32,400	1,717,525

		4,543,891

Semiconductors & Semiconductor Equipment — 1.65%
Analog Devices	34,000	1,301,860
†ASML Holding (Netherlands)	19,032	388,611
Intel	96,600	1,869,210
Rohm Limited (Japan)	4,800	507,753
Xilinx	29,400	748,524

		4,815,958

Software & Services — 3.89%
Accenture Limited Class A	36,500	1,097,555
†Mercury Interactive	29,000	1,009,200
Microsoft	186,000	5,061,060
†Oracle	182,300	2,495,687
†Symantec	101,906	1,715,078

		11,378,580

Technology Hardware & Equipment — 1.07%
Canon (Japan)	9,900	653,375
†Dell	50,900	1,514,784
Ericsson LM Class B (Sweden)	70,000	266,033
Nokia OYJ (Finland)	16,408	339,605
Yokogawa Electric (Japan)	19,100	339,985

		3,113,782

Telecommunications — 3.40%
AT&T	61,900	1,673,776
France Telecom (France)	34,135	767,731
†Hutchison Telecommunication International (Hong Kong)	142,000	242,488
KDDI (Japan)	32	170,920
Koninklijke (KPN) (Netherlands)	33,378	375,271
NTT DoCoMo (Japan)	292	431,692
Sprint Nextel	159,624	4,124,684
Telekom Austria (Austria)	12,406	292,403
Telenor ASA (Norway)	44,000	473,342
USA Mobility	4	114
Vodafone Group (United Kingdom)	659,477	1,375,820

		9,928,241

Transportation & Shipping — 2.28%
Burlington Northern Santa Fe	32,700	2,724,891
Canadian Pacific Railway (Canada)	8,400	419,137
East Japan Railway (Japan)	52	385,155
FedEx	19,600	2,213,624
Qantas Airways Limited (Australia)	159,220	403,537
TNT Post Group (Netherlands)	15,257	528,215

		6,674,559

Utilities — 3.01%
American Electric Power	31,100	1,058,022
Centrica (United Kingdom)	12,028	58,879
E.ON AG (Germany)	6,825	750,044
Exelon	63,100	3,337,991
NiSource	37,100	750,162
Northeast Utilities	16,200	316,386
Pepco Holdings	24,300	553,797
Scottish & Southern Energy (United Kingdom)	13,248	260,783
Sempra Energy	29,500	1,370,570
Tokyo Gas (Japan)	81,000	354,051

		8,810,685

Total Common Stock (cost $148,642,170)		183,317,723

			Market
		Number of	Value
March 31, 2006		Shares	(U.S. $)
¤Affiliated Investment Companies— 4.47%
UBS Emerging Markets Equity Relationship Fund		428,563	10,441,379
UBS High Yield Relationship Fund		133,232	2,636,478

Total Affiliated Investment Companies (cost $7,567,386)			13,077,857

		Principal
		Amount[o]
Agency Collateralized Mortgage Obligations— 0.42%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	USD	$183	189
Series 2002-T19 A1 6.50% 7/25/42		544,389	553,325
•Fannie Mae Whole Loan Series 2004-W1 3A 4.99% 1/25/43		511,343	523,130
Freddie Mac 6.00% 8/15/30		107,940	108,556

Total Agency Collateralized Mortgage Obligations (cost $1,202,098)			1,185,200

Agency Mortgage-Backed Securities— 5.83%
Fannie Mae 7.00% 1/1/34		149,233	153,850
•Fannie Mae ARM 4.644% 2/1/34		424,893	418,873
4.888% 5/1/35		433,506	428,681
4.893% 5/1/35		685,749	675,677
4.94% 2/1/35		828,042	822,493
5.001% 6/1/35		556,993	550,378
Fannie Mae S.F. 15 yr
5.50% 11/1/16		539,788	537,427
5.50% 3/1/20		303,159	301,738
Fannie Mae S.F. 20 yr
5.50% 12/1/23		455,834	449,424
5.50% 2/1/24		672,107	662,656
5.50% 4/1/24		770,987	759,663
Fannie Mae S.F. 30 yr
5.50% 6/1/33		944,416	925,232
5.50% 7/1/33		958,026	937,369
6.00% 1/1/33		956,515	960,400
6.50% 3/1/29		788,934	809,151
6.50% 7/1/29		624,247	640,244
6.50% 12/1/29		872,341	894,694
Fannie Mae S.F. 30 yr TBA 5.00% 4/1/36		2,330,000	2,218,598
•Freddie Mac ARM 4.509% 1/1/35		400,229	392,600
Freddie Mac S. F. 15 yr
5.50% 12/1/18		366,351	364,290
5.50% 5/1/20		925,458	919,673
Freddie Mac S.F. 20 yr 5.50% 5/1/23		1,053,413	1,040,903
Freddie Mac S.F. 30 yr 6.50% 11/1/28		852,581	873,629
•GNMA ARM 5.125% 12/20/29		113,484	114,467
GNMA S.F. 30 yr 6.50% 8/15/27		180,140	186,614

Total Agency Mortgage-Backed Securities (cost $17,408,337)			17,038,724

Agency Obligations— 0.50%
Fannie Mae
4.25% 5/15/09		550,000	536,929
6.25% 2/1/11		535,000	555,425
6.625% 11/15/30		320,000	376,672

Total Agency Obligations (cost $1,496,702)			1,469,026

Commercial Mortgage-Backed Securities— 1.65%
◆•#Commercial Mortgage Structure Pass Through Securities 144A
Series 2001-FL5A E 6.25% 11/15/13		45,163	45,185
Series 2001-FL5A F 5.53% 11/15/13		90,000	89,464
DLJ Commercial Mortgage Series 1999-CG1 A1A 6.08% 3/10/32		196,915	197,458
First Union Commercial Mortgage Securities Series 1997-C2 A3 6.65% 11/18/29		126,746	128,416
#Four Times Square Trust 144A
Series 2000-4TS A1 7.69% 4/15/15		253,547	265,970
Series 2004-4TS C 7.86% 4/15/15		575,000	624,228
GMAC Commercial Mortgage Securities Series 1997-C2 A3 6.566% 4/15/29		380,296	385,880

			Market
		Number of	Value
March 31, 2006		Shares	(U.S. $)
#•GS Mortgage Securities II Series 2006-CC1 A 144A 5.396% 3/21/46		725,000	714,125
Lehman XS Trust Series 2005-8 2A3 6.00% 12/25/35		1,000,000	983,124
#Mach One Trust Commercial Mortgage Series 2004-1 A1 144A 3.89% 5/28/40		341,907	333,083
Merrill Lynch Mortgage Investors
Series 1996-C2 A3 6.96% 11/21/28		36,059	36,054
•Series 1998-C1 A1 6.31% 11/15/26		107,018	106,917
Morgan Stanley Dean Witter Capital I Series 2000-LIFE A2 7.57% 11/15/36		300,000	319,872
PNC Mortgage Acceptance Series 2000-C1 A2 7.61% 2/15/10		564,538	598,443

Total Commercial Mortgage-Backed Securities (cost $5,004,980)			4,828,219

≠Commercial Paper— 9.01%
Amsterdam Funding 4.711% 4/6/06		1,996,000	1,994,716
Barton Capital 4.681% 4/5/06		1,738,000	1,737,112
Chariot Funding 4.857% 5/2/06		2,895,000	2,883,109
Credit Suisse First Boston New York 4.845% 4/28/06		1,985,000	1,977,914
Falcon Asset Securities 4.682% 4/6/06		2,471,000	2,469,421
Fortis Funding 4.845% 4/27/06		2,436,000	2,427,626
International Lease Finance 4.633% 4/5/06		1,495,000	1,494,244
Nordea North America 4.682% 4/5/06		2,000,000	1,998,978
Preferred Receivables Funding 4.721% 4/7/06		1,817,000	1,815,598
Scaldis Capital 4.845% 4/26/06		2,129,000	2,121,962
Sheffield Receivables 4.824% 4/19/06		1,340,000	1,336,824
Societe Generale North America 4.94% 4/3/06		940,000	939,746
Windmill Funding Corporate 4.763% 4/13/06		1,751,000	1,748,268
Yorktown Capital 4.682% 4/5/06		1,400,000	1,399,284

Total Commercial Paper (cost $26,344,802)			26,344,802

Corporate Bonds— 3.33%
Aerospace & Defense — 0.07%
Boeing Capital 7.375% 9/27/10		50,000	53,912
#Bombardier Capital 144A 6.125% 6/29/06		100,000	100,250
Lockheed Martin 8.50% 12/1/29		35,000	45,575

			199,737

Automobiles & Automotive Parts — 0.44%
DaimlerChrysler 4.05% 6/4/08		210,000	203,594
Ford Motor Credit 5.80% 1/12/09		1,070,000	977,790
GMAC 6.125% 9/15/06		45,000	44,797
Johnson Controls 5.50% 1/15/16		55,000	53,437

			1,279,618

Banks — 0.79%
Abbey National (United Kingdom) 7.95% 10/26/29		30,000	36,901
Bank of America 7.40% 1/15/11		180,000	194,745
Bank One 7.875% 8/1/10		75,000	81,856
Citigroup
5.00% 9/15/14		186,000	178,322
5.625% 8/27/12		290,000	291,964
Credit Suisse First Boston USA 6.50% 1/15/12		85,000	88,875
JPMorgan Chase 6.75% 2/1/11		75,000	78,922
KFW (Germany) 4.75% 12/7/10	GBP	110,000	191,648
Lloyds TSB Bank (United Kingdom) 6.625% 3/30/15	GBP	20,000	38,835
Rentenbank (Germany) 5.75% 1/21/15	AUD	515,000	366,421
Royal Bank of Scotland (United Kingdom)
9.118% 3/31/49	USD	40,000	44,857
9.625% 6/22/15	GBP	20,000	46,340
US Bank National Association 6.375% 8/1/11	USD	50,000	52,171
Wachovia Bank 7.80% 8/18/10		120,000	130,881
Washington Mutual
5.50% 1/15/13		100,000	98,973
5.625% 1/15/07		200,000	200,394
Wells Fargo 6.375% 8/1/11		175,000	182,682

			2,304,787

Beverage/Bottling — 0.04%
Coors Brewing 6.375% 5/15/12		25,000	25,812

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
#Miller Brewing 144A 5.50% 8/15/13	95,000	93,800

		119,612

Brokerage — 0.16%
Goldman Sachs Group 6.875% 1/15/11	235,000	248,321
Morgan Stanley 6.75% 4/15/11	220,000	231,829

		480,150

Chemicals — 0.03%
ICI Wilmington 4.375% 12/1/08	80,000	77,178

		77,178

Consumer Products — 0.10%
Avon Products 7.15% 11/15/09	75,000	79,412
Fortune Brands 5.375% 1/15/16	165,000	158,675
Newell Rubbermaid 4.00% 5/1/10	55,000	51,424

		289,511

Consumer Services — 0.02%
Cendant 6.25% 1/15/08	50,000	50,606

		50,606

Energy — 0.23%
Anadarko Finance (Canada) 7.50% 5/1/31	40,000	46,655
Burlington Resources Finance (Canada) 6.68% 2/15/11	40,000	42,099
Devon Financing 6.875% 9/30/11	150,000	159,215
Duke Energy Field Services 7.875% 8/16/10	60,000	65,187
Kinder Morgan Energy Partners 5.80% 3/15/35	150,000	136,647
Marathon Oil 6.125% 3/15/12	40,000	41,222
Pemex Project Funding Master Trust 8.00% 11/15/11	100,000	108,800
Valero Energy 7.50% 4/15/32	70,000	80,728

		680,553

Entertainment — 0.02%
Time Warner 7.625% 4/15/31	45,000	49,163

		49,163

Environmental Services — 0.01%
Waste Management 7.375% 8/1/10	40,000	42,711

		42,711

Financials — 0.40%
American General Finance 5.375% 10/1/12	65,000	63,849
Capital One Financial 5.50% 6/1/15	65,000	63,198
Countrywide Home Loans 3.25% 5/21/08	85,000	81,379
General Electric Capital
6.00% 6/15/12	400,000	411,325
6.75% 3/15/32	100,000	111,717
General Motors Acceptance Corporation 6.875% 9/15/11	185,000	172,625
HSBC Finance 6.75% 5/15/11	125,000	131,739
International Lease Finance 3.50% 4/1/09	150,000	142,248

		1,178,080

Food — 0.05%
ConAgra Foods 6.75% 9/15/11	55,000	57,226
Kraft Foods 5.625% 11/1/11	90,000	90,227

		147,453

Gaming — 0.02%
Harrah’s Operating 7.50% 1/15/09	50,000	52,335

		52,335

Health Care — 0.02%
McKesson 7.75% 2/1/12	55,000	60,475

		60,475

Insurance — 0.03%
Allstate 7.20% 12/1/09	25,000	26,442
Marsh & McLennan 6.25% 3/15/12	60,000	61,319

		87,761

Machinery — 0.02%
John Deere Capital 7.00% 3/15/12	50,000	53,678

		53,678

Media — 0.08%

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
Comcast Cable Communication 6.75% 1/30/11	165,000	171,695
News America 6.20% 12/15/34	55,000	51,674

		223,369

Pharmaceuticals — 0.03%
Bristol-Myers Squibb 5.75% 10/1/11	45,000	45,548
Wyeth 5.50% 3/15/13	40,000	39,602

		85,150

Real Estate — 0.06%
EOP Operating 7.25% 6/15/28	50,000	52,699
#Prologis 144A 5.625% 11/15/15	135,000	132,234

		184,933

Retail — 0.04%
Kroger 7.50% 4/1/31	50,000	55,111
Safeway 7.25% 2/1/31	65,000	69,083

		124,194

Technology/Software — 0.02%
Computer Sciences 3.50% 4/15/08	50,000	48,172

		48,172

Telecommunications — 0.21%
AT&T 9.75% 11/15/31	60,000	71,859
AT&T Wireless Services 8.75% 3/1/31	55,000	69,862
BellSouth 6.55% 6/15/34	45,000	45,069
Sprint Capital 8.75% 3/15/32	200,000	250,782
Telecom Italia Capital (Luxembourg)
5.25% 11/15/13	45,000	42,703
6.375% 11/15/33	45,000	42,536
Verizon New York 6.875% 4/1/12	105,000	107,988

		630,799

Tobacco — 0.04%
Altria Group 7.75% 1/15/27	50,000	57,370
UST 6.625% 7/15/12	50,000	51,958

		109,328

Transportation & Shipping — 0.14%
#ERAC USA Finance 144A 8.00% 1/15/11	50,000	54,827
Norfolk Southern 5.257% 9/17/14	295,000	289,800
Union Pacific 6.70% 12/1/06	75,000	75,639

		420,266

Utilities — 0.26%
American Electric Power 6.125% 5/15/06	25,000	25,022
Dominion Resources 5.95% 6/15/35	110,000	101,754
Exelon Generation Company 5.35% 1/15/14	50,000	48,612
FirstEnergy 6.45% 11/15/11	155,000	160,571
FPL Group Capital 7.625% 9/15/06	100,000	100,991
Pacific Gas & Electric 6.05% 3/1/34	80,000	78,546
PPL Capital Funding 4.33% 3/1/09	50,000	48,115
Progress Energy 7.00% 10/30/31	45,000	48,510
Sempra Energy 7.95% 3/1/10	40,000	43,238
TXU Energy 7.00% 3/15/13	50,000	52,150
Xcel Energy 7.00% 12/1/10	55,000	58,018

		765,527

Total Corporate Bonds (cost $10,011,770)		9,745,146

Non-Agency Asset-Backed Securities— 1.02%
Conseco Finance Securitizations
Series 2000-5 A5 7.70% 2/1/32	1,000,000	997,462
Series 2002-2 A4 8.48% 12/1/30	232,444	234,278
•#Countrywide Asset-Backed Certificates 144A
Series 2003-SD3 A1 5.24% 12/25/32	9,209	9,234
Series 2004-SD1 A1 5.16% 6/25/33	22,345	22,409
First Franklin Mortgage Loan Series 2004-FFB A1 4.167% 6/25/24	40,595	40,299
•Granite Mortgage Series 2003-1 1C 6.05% 1/20/43	750,000	765,000
•#Paragon Mortgages Series 7A B1A 144A (United Kingdom) 5.50% 5/15/43	170,000	170,286

			Market
		Number of	Value
March 31, 2006		Shares	(U.S. $)
•Permanent Financing Series 2004 2C (United Kingdom) 5.60% 6/10/42		600,000	602,954
•#Providian Gateway Master Trust Series 2004-BA D 144A 6.15% 7/15/10		135,000	135,401

Total Non-Agency Asset-Backed Securities (cost $2,990,898)			2,977,323

Non-Agency Collateralized Mortgage Obligations— 1.01%
GSR Series 2005-4F 3A1 6.50% 4/25/20		410,643	417,482
•IndyMac INDX Mortgage Loan Trust Series 2005-AR27 3A3 5.66% 12/25/35		575,000	575,067
JPMorgan Alternative Loan Trust Series 2006-S1 1A19 6.50% 3/25/36		597,531	601,298
•Merrill Lynch Mortgage Investors Series 2006-A1 1A1 5.94% 3/1/36		585,000	587,948
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 3/25/36		625,000	612,793
•Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A1 4.94% 3/25/34		174,287	172,110

Total Non-Agency Collateralized Mortgage Obligations (cost $2,986,517)			2,966,698

Sovereign Debt— 4.30%
Austria — 0.29%
Republic of Austria
#144A 3.80% 10/20/13	EUR	275,000	334,877
5.875% 7/15/06	EUR	410,000	500,901

			835,778

Belgium — 0.14%
Kingdom of Belgium 5.75% 3/28/08	EUR	320,000	405,724

			405,724

Canada — 0.18%
Government of Canada 3.00% 6/1/06	CAD	605,000	517,514

			517,514

Finland — 0.24%
Republic of Finland
5.00% 7/4/07	EUR	145,000	179,783
5.75% 2/23/11	EUR	400,000	531,738

			711,521

France — 0.75%
French Treasury Note 3.50% 7/12/09	EUR	284,000	344,539
Government of France
3.75% 4/25/21	EUR	90,000	106,645
4.75% 4/25/35	EUR	33,000	44,892
5.00% 10/25/16	EUR	300,000	400,605
5.50% 4/25/07	EUR	187,000	232,058
5.50% 4/25/10	EUR	405,000	527,286
5.50% 4/25/29	EUR	370,000	547,971

			2,203,996

Germany — 1.69%
Bundesobligation 3.50% 10/10/08	EUR	315,000	382,809
Bundesrepublik Deutschland
3.75% 1/4/15	EUR	15,000	18,163
4.50% 7/4/09	EUR	1,051,000	1,314,188
4.75% 7/4/34	EUR	395,000	539,035
5.00% 7/4/12	EUR	25,000	32,504
5.25% 7/4/10	EUR	390,000	504,004
6.00% 1/4/07	EUR	630,000	780,046
6.25% 1/4/24	EUR	110,000	171,612
6.50% 7/4/27	EUR	425,000	697,332
Bundesschatzanweisungen 2.50% 9/22/06		410,000	495,964

			4,935,657

Italy — 0.13%
Italy Buoni Poliennali Del Tesoro 4.50% 5/1/09	EUR	300,000	374,368

			374,368

Netherlands — 0.20%
Netherlands Government
4.00% 1/15/37	EUR	245,000	296,591
5.00% 7/15/11	EUR	230,000	297,595

			594,186

Sweden — 0.06%
Kingdom of Sweden 6.75% 5/5/14	SEK	1,215,000	190,023

			Market
		Number of	Value
March 31, 2006		Shares	(U.S. $)
			190,023
United Kingdom — 0.62%
U.K. Treasury
4.75% 9/7/15	GBP	340,000	606,682
4.75% 3/7/20	GBP	90,000	158,941
5.00% 3/7/12	GBP	580,000	1,037,806

			1,803,429

Total Sovereign Debt (cost $12,856,014)			12,572,196

Supranational Banks— 0.11%
Eurofima 6.25% 12/28/18	AUD	440,000	328,197

Total Supranational Banks (cost $328,566)			328,197

U.S. Treasury Obligations— 6.11%
U.S. Treasury Bonds
6.25% 5/15/30	USD	430,000	502,664
8.50% 2/15/20		1,200,000	1,609,688
8.75% 5/15/17		1,510,000	1,993,319
U.S. Treasury Inflation Index Notes
2.00% 1/15/14		767,152	748,963
2.00% 7/15/14		709,931	692,599
U.S. Treasury Notes
2.50% 9/30/06		1,655,000	1,636,706
2.875% 11/30/06		700,000	691,195
3.625% 4/30/07		795,000	784,938
3.875% 5/15/09		1,205,000	1,172,522
3.875% 2/15/13		2,620,000	2,471,194
4.00% 9/30/07		3,405,000	3,364,300
4.125% 5/15/15		1,510,000	1,427,364
4.25% 10/15/10		790,000	771,794

Total U.S. Treasury Obligations (cost $18,119,934)			17,867,246

		Number of
Warrants— 0.00%		Shares
†#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	—

@†#Pliant 144A, exercise price $0.01, expiration date 6/1/10		30	—
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	—
†Startec Global 144A, exercise price $24.20, expiration date 5/15/08		40	—

†US Airways, exercise price $10.00, expiration date 1/1/10		8	—

Total Warrants (cost $3,520)			—

Total Market Value of Securities — 100.48%
(cost $254,963,694)			293,718,357
Liabilities Net of Receivables and Other Assets (See Notes) — (0.48%)≠			(1,414,596)

Net Assets Applicable to 19,381,622 Shares Outstanding — 100.00%			$292,303,761

[o]	Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Francs

EUR — European Monetary Unit

GBP — British Pounds Sterling

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollars

THB — Thailand Baht

USD — U.S. Dollar

†	Non-income producing security for the period ended March 31, 2006.

≠	The interest rate shown is the effective yield as of the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $3,125,373, which represented 1.07% of the Fund’s net assets. See Note 7 in “Notes.”

❖	Securities have been classified by type of business.

•	Variable rate security. The interest rate shown is the rate as of March 31, 2006.

@	Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $0, which represented 0.00% of the Fund’s net assets. See Note 7 in “Notes.”

¤	Considered an affiliated company. See Note 2 in “Notes.”

à	Includes $825,000 cash pledged as collateral for financial future contracts.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ARM — Adjustable Rate Mortgage

GNMA — Government National Mortgage Association

S.F. — Single Family

TBA — To Be Announced

yr — Year

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2006:

Foreign Currency Exchange Contracts[1]

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
1,695,000	AUD	US$	(1,195,992)	5/26/06	$16,387
(3,710,000)	GBP	US$	6,385,355	5/26/06	(64,728)
(2,890,000)	CAD	US$	2,449,692	5/26/06	(29,535)
(10,375,000)	EUR	US$	12,300,908	5/26/06	(315,184)
2,296, 774,145	JPY	US$	(19,778,160)	5/26/06	(110,558)
14,965,000	SGD	US$	(8,867,623)	5/26/06	413,039
116,820,000	SEK	US$	(14,415,993)	5/26/06	649,298
14,710,000	CHF	US$	(11,366,745)	5/26/06	(11,586)
337,810,000	THB	US$	(8,185,365)	5/26/06	498,689

					$1,045,822

Futures Contracts2

					Unrealized
		Notional	Notional		Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
27	Amsterdam Index Futures	$2,957,907	$3,066,386	4/21/06	$108,479
(16)	The German Stock Index Futures	(2,874,286)	(2,909,047)	6/16/06	(34,761)
59	The New Financial Times Stock Exchange 100 Index Futures	6,103,108	6,119,644	6/16/06	16,536
(21)	The NIKKEI 225 Index Futures	(2,964,891)	(3,036,833)	6/09/06	(71,942)
(22)	The S&P/Toronto Stock Exchange 60 Index	(2,555,340)	(2,583,248)	6/16/06	(27,908)
(16)	The SPI 200 Index Futures	(1,442,371)	(1,471,707)	6/30/06	(29,336)

					$(38,932)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total (as defined below) exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 4 in “Notes.”

[2]	See Note 5 in “Notes.”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) — Global Asset Allocation Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are

offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors.
3. Investments
At March 31, 2006 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$255,251,260

Aggregate unrealized appreciation	42,439,277
Aggregate unrealized depreciation	(3,972,180)

Net unrealized appreciation	$38,467,097

4. Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
5. Financial Futures Contracts — The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.
6. Swap Agreements — The Fund enters into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at March 31, 2006.
7. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to the advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been denoted on the Schedule of Investments.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Growth Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock– 99.21%
Commercial Services – 2.41%
Corporate Executive Board	2,755	$277,979
Moody’s	1,300	92,898
Robert Half International	6,695	258,494

		629,371

Consumer Durables – 4.21%
†Goodyear Tire & Rubber	19,190	277,871
Harley-Davidson	5,800	300,904
Harman International	2,700	300,051
Steelcase Class A	12,180	219,240

		1,098,066

Consumer Non-Durables – 2.78%
Pepsi Bottling Group	7,635	232,028
Polo Ralph Lauren	4,255	257,895
Procter & Gamble	4,105	236,530

		726,453

Consumer Services – 2.59%
Darden Restaurants	6,960	285,569
Disney (Walt)	500	13,945
†Starbucks	10,000	376,400

		675,914

Distribution Services – 4.48%
AmerisourceBergen Class A	4,995	241,109
Cardinal Health	4,600	342,791
McKesson	5,470	285,151
MSC Industrial Direct Class A	5,585	301,702

		1,170,753

Electronic Technology – 29.97%²
†Advanced Micro Devices	8,000	265,280
†Agilent Technologies	6,955	261,160
Analog Devices	5,700	218,253
†Apple Computer	5,575	349,664
AVX	4,600	81,420
Boeing	2,985	232,621
†Broadcom Class A	5,907	254,946
†Cadence Design Systems	13,860	256,271
†Cisco Systems	36,475	790,414
†Dell	13,190	392,534
Intersil Class A	9,830	284,284
†Jabil Circuit	6,855	293,805
†Lam Research	5,815	250,045
Lockheed Martin	4,920	369,640
†LSI Logic	24,385	281,891
Microchip Technology	7,920	287,496
Motorola	19,095	437,466
National Semiconductor	7,000	194,880
†NCR	5,415	226,293
†NVIDIA	5,955	340,983
Precision Castparts	4,410	261,954

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Raytheon	6,100	279,624
†Synopsys	11,190	250,097
Texas Instruments	14,700	477,310
†Thomas & Betts	5,200	267,176
†Western Digital	11,205	217,713

		7,823,220

Energy Minerals – 4.87%
Anadarko Petroleum	1,880	189,899
Burlington Resources	2,485	228,396
Pioneer Natural Resources	6,020	266,385
Sunoco	3,795	294,378
Tesoro	4,270	291,812

		1,270,870

Financials – 5.59%
Berkley (W.R.)	4,475	259,819
Goldman Sachs Group	1,975	309,996
Morgan Stanley	4,700	295,254
Prudential Financial	3,495	264,956
Schwab (Charles)	19,095	328,624

		1,458,649

Health Services – 4.78%
Aetna	7,020	344,963
†Caremark Rx	6,315	310,572
†Express Scripts Class A	3,360	295,344
†Humana	4,620	243,243
†WellPoint	700	54,201

		1,248,323

Health Technology – 9.73%
Allergan	2,550	276,675
†Amgen	8,480	616,920
Becton, Dickinson	3,885	239,238
Dade Behring Holdings	7,000	249,970
†Gilead Sciences	3,215	200,037
Johnson & Johnson	3,080	182,398
Merck & Co	2,300	81,029
Pfizer	6,115	152,386
†Techne	4,375	263,113
†Varian Medical Systems	4,950	277,992

		2,539,758

Industrial Services – 1.86%
Helmerich & Payne	2,895	202,129
Waste Management	8,000	282,400

		484,529

Non-Energy Minerals – 2.37%
Freeport-McMoRan Copper & Gold Class B	5,655	337,999
Nucor	2,695	282,409

		620,408

Producer Manufacturer – 5.43%
Cummins	2,550	268,005
General Electric	16,745	582,391
Joy Global	4,570	273,149
Rockwell Automation	4,080	293,393

		1,416,938

Retail Trade – 4.24%
Circuit City Stores	11,035	270,137
Claire’s Stores	7,650	277,772
Nordstrom	7,260	284,446
Penney (J.C.)	4,530	273,657

		1,106,012

Technology Services – 12.82%
†BEA Systems	21,460	281,770
†BMC Software	12,230	264,902

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
CA	10,365	282,032
†Ceridian	10,480	266,716
†CheckFree	5,335	269,418
†Citrix Systems	8,220	311,538
†Compuware	22,870	179,072
†Dun & Bradstreet	2,400	184,032
Fair Isaac	6,620	262,284
†Intuit	5,635	299,726
Microsoft	17,515	476,582
†Red Hat	9,620	269,168

		3,347,240

Transportation – 1.08%
†AMR	10,455	282,808

		282,808

Total Common Stock (cost $23,313,914)		25,899,312

Short-Term Investments– 2.73%
¤Merrill Lynch Money Market Fund	712,893	712,893

Total Short-Term Investments (cost $712,893)		712,893

Total Market Value of Securities – 101.94%
(cost $24,026,807)		26,612,205
Liabilities Net of Receivables and Other Assets (See Notes) – (1.94%)		(507,403)

Net Assets Applicable to 2,104,267 Shares Outstanding – 100.00%		$26,104,802

¤	Considered an affiliated company. See Note 2 in “Notes.”

†	Non-income producing security for the period ended March 31, 2006.

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Lincoln Variable Insurance Products Trust (The “Trust”) – Growth Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates
The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund charges no investment management fees.
3. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund for was as follows:

Cost of investments	$24,026,807

Aggregate unrealized appreciation	2,785,134
Aggregate unrealized depreciation	(199,736)

Net unrealized appreciation	$2,585,398

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2006 will expire as follows: $64,073 expires in 2013.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Growth and Income Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock– 99.16%
Basic Materials – 3.94%
Dow Chemical	485,800	$19,723,480
duPont (E.I.) deNemours	369,100	15,579,711
Freeport-McMoRan Copper & Gold Class B	233,000	13,926,410
Lubrizol	235,800	10,104,030
Masco	211,200	6,861,888
United States Steel	250,500	15,200,340

		81,395,859

Business Services – 0.67%
Manpower	243,200	13,906,176

		13,906,176

Capital Goods – 8.66%
Caterpillar	286,700	20,587,927
Cummins	102,100	10,730,710
General Electric	1,461,900	50,844,882
Goodrich	208,700	9,101,407
†Grant Prideco	398,300	17,063,172
Honeywell International	269,900	11,543,623
Northrop Grumman	152,700	10,427,883
PACCAR	162,200	11,431,856
Textron	204,500	19,098,255
United Technologies	307,400	17,819,978

		178,649,693

Communication Services – 2.25%
Sprint	767,500	19,832,200
Verizon Communications	783,200	26,675,792

		46,507,992

Consumer Discretionary – 5.68%
Abercrombie & Fitch Class A	205,100	11,957,330
Best Buy	228,500	12,780,005
†Coach	463,700	16,034,746
Federated Department Stores	123,700	9,030,100
Gap	644,400	12,037,392
Home Depot	649,300	27,465,390
NIKE	147,800	12,577,780
†Urban Outfitters	373,100	9,155,874
Wal-Mart Stores	131,100	6,193,164

		117,231,781

Consumer Services – 1.23%
Marriott International Class A	169,000	11,593,400
McDonald’s	398,400	13,689,024

		25,282,424

Consumer Staples – 6.75%
Altria Group	252,500	17,892,150
Clorox	112,200	6,715,170
CVS	494,400	14,767,728
Fortune Brands	189,200	15,255,196
Kellogg	162,000	7,134,480
Kimberly-Clark	198,600	11,479,080
PepsiCo	514,600	29,738,734
Procter & Gamble	631,200	36,369,744

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
		139,352,282

Credit Cyclicals – 1.10%
D.R. Horton	285,700	9,490,954
KB HOME	202,800	13,177,944

		22,668,898

Energy – 9.45%
ConocoPhillips	311,600	19,677,540
ENSCO International	190,900	9,821,805
Exxon Mobil	1,087,700	66,197,422
†Nabors Industries	133,000	9,520,140
†National Oilwell Varco	277,400	17,786,888
†Newfield Exploration	264,400	11,078,360
Occidental Petroleum	250,600	23,218,090
St. Mary Land Exploration	177,300	7,239,159
Tidewater	201,000	11,101,230
†Transocean	131,400	10,551,420
Valero Energy	148,400	8,871,352

		195,063,406

Financials – 23.47%
†Affiliated Managers Group	71,650	7,638,607
Allstate	254,700	13,272,417
American International Group	397,000	26,237,730
Bank of America	1,067,500	48,613,950
Berkley (W.R.)	200,000	11,612,000
Capital One Financial	181,600	14,622,432
CIGNA	102,900	13,440,798
CIT Group	249,800	13,369,296
Citigroup	1,150,500	54,349,620
Countrywide Financial	377,800	13,865,260
Everest Re Group	105,700	9,869,209
Freddie Mac	275,600	16,811,600
JPMorgan Chase	815,200	33,944,928
Lehman Brothers Holdings	121,900	17,618,207
Mellon Financial	447,500	15,931,000
Merrill Lynch	350,500	27,605,380
MetLife	225,900	10,926,783
Morgan Stanley	429,800	27,000,036
North Fork Bancorporation	423,600	12,212,388
PMI Group	302,000	13,867,840
Prudential Financial	197,100	14,942,151
U.S. Bancorp	905,800	27,626,900
UnitedHealth Group	350,300	19,567,758
†WellPoint	251,200	19,450,416

		484,396,706

Health Care – 11.99%
Abbott Laboratories	400,400	17,004,988
†Amgen	385,700	28,059,675
Becton, Dickinson	153,200	9,434,056
Biomet	311,100	11,050,272
†Express Scripts Class A	153,100	13,457,490
†Gen-Probe	199,175	10,978,526
†Genentech	162,600	13,741,326
†Gilead Sciences	230,100	14,316,822
Johnson & Johnson	621,700	36,817,074
Medtronic	371,600	18,858,700
Pfizer	1,514,300	37,736,356
Quest Diagnostics	164,900	8,459,370
†Vertex Pharmaceuticals	170,800	6,249,572
Wyeth	436,500	21,178,980

		247,343,207

Media – 3.31%
CBS Class B	306,000	7,337,880

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
†Comcast Class A	254,200	6,649,872
†Comcast Special Class A	170,900	4,463,908
Disney (Walt)	544,800	15,194,472
Time Warner	1,352,400	22,706,796
†Viacom Class B	306,000	11,872,800

		68,225,728

Real Estate – 1.00%
Developers Diversified Realty	191,600	10,490,100
ProLogis	187,900	10,052,650

		20,542,750

Technology – 17.19%
Adobe Systems	301,000	10,510,920
Applied Materials	1,160,200	20,315,102
†BEA Systems	522,100	6,855,173
†Cisco Systems	1,415,000	30,663,050
†Corning	301,200	8,105,292
†Dell	598,500	17,811,360
†DST Systems	200,200	11,599,588
†eBay	273,900	10,698,534
†EMC	852,700	11,622,301
†Google Class A	26,800	10,452,000
Intel	1,562,300	30,230,505
International Business Machines	375,600	30,975,732
†Juniper Networks	531,900	10,169,928
†Lexmark International Class A	269,800	12,243,524
Linear Technology	183,100	6,423,148
Microsoft	1,674,400	45,560,424
Motorola	690,500	15,819,355
Nokia ADR	445,600	9,232,832
†Oracle	662,300	9,066,887
QUALCOMM	458,800	23,219,868
†Tellabs	224,300	3,566,370
Texas Instruments	605,700	19,667,079

		354,808,972

Transportation – 0.49%
FedEx	88,600	10,006,484

		10,006,484

Utilities – 1.98%
Dominion Resources	128,200	8,849,646
Edison International	308,700	12,712,266
PPL	256,800	7,549,920
TXU	264,500	11,839,020

		40,950,852

Total Common Stock (cost $1,427,520,218)		2,046,333,210

	Principal
	Amount (U.S. $)
≠Commercial Paper– 1.14%
Rabobank USA Finance 4.83% 4/3/06	$15,000,000	14,995,975
UBS Americas 4.83% 4/3/06	8,540,000	8,537,708

Total Commercial Paper (cost $23,533,683)		23,533,683

Total Market Value of Securities – 100.30%
(cost $1,451,053,901)		2,069,866,893
Liabilities Net of Receivables and Other Assets (See Notes) – (0.30%)		(6,116,625)

Net Assets Applicable to 63,203,131 Shares Outstanding – 100.00%		$2,063,750,268

†Non-income producing security for the period ended March 31, 2006.
≠ Interest rate shown is the effective yield as of time of purchase.

ADR — American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Growth and Income Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$1,461,609,790

Aggregate unrealized appreciation	648,755,146
Aggregate unrealized depreciation	(40,498,043)

Net unrealized appreciation	$608,257,103

For federal income tax purposes, at November 30, 2005, capital loss carryforwards of $193,693,336 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2010.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Growth Opportunities Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Common Stock – 96.62%
Aerospace & Defense – 0.97%
†BE Aerospace	2,120	$53,254

		53,254

Commercial Services – 3.99%
Corporate Executive Board	470	47,423
†CoStar Group	940	48,777
†H&E Equipment Services	110	3,203
†Laureate Education	1,000	53,379
Ritchie Bros. Auctioneers	830	41,085
†VistaPrint	830	24,776

		218,643

Communications – 1.46%
†SBA Communications	3,420	80,062

		80,062

Consumer Durables – 2.89%
†LKQ	3,070	63,887
†Scientific Games Class A	2,690	94,499

		158,386

Consumer Services – 7.14%
†BJ’s Restaurants	1,560	42,120
†Gaylord Entertainment	1,280	58,086
†Life Time Fitness	1,480	69,338
Orient Express Hotels Class A	1,430	56,099
†Panera Bread Class A	510	38,342
†Pinnacle Entertainment	1,900	53,523
Station Casinos	490	38,891
†Texas Roadhouse	2,000	34,180

		390,579

Distribution Services – 1.82%
†Beacon Roofing Supply	1,670	67,869
†United Natural Foods	910	31,823

		99,692

Electronic Technology – 14.91%
†American Reprographics	1,550	53,770
†ATMI	2,040	61,608
†Blackboard	1,870	53,127
†Diodes	1,220	50,630
†F5 Networks	740	53,643
†Foundry Networks	3,700	67,192
†Microsemi	1,960	57,056
†Multi-Fineline Electronix	650	38,019
Plantronics	1,310	46,413
†Rackable Systems	1,290	68,177
†Silicon Laboratories	1,170	64,292
†SiRF Technology Holdings	1,800	63,738
†Trident Microsystems	2,690	78,171
†VeriFone Holdings	1,990	60,277

		816,113

Energy Minerals – 1.12%
Range Resources	2,235	61,038

		61,038

Financials – 7.96%
Cohen & Steers	1,550	37,975
East West Bancorp	1,050	40,478
†Euronet Worldwide	1,560	59,015
†GFI Group	1,140	59,176
†Investment Technology Group	420	20,916
National Financial Partners	880	49,738
†ProAssurance	1,020	53,040

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
†SVB Financial Group	960	50,928
Vineyard National Bancorp	910	26,663
Wilshire Bancorp	2,040	37,924

		435,853

Health Services – 4.89%
†American Retirement	1,910	48,934
†Psychiatric Solutions	1,640	54,332
†Sierra Health Services	1,300	52,910
†Stericycle	690	46,658
†VCA Antech	770	21,930
†WellCare Health Plans	940	42,714

		267,478

Health Technology – 10.20%
†Arthrocare	1,020	48,776
†ev3	1,670	29,576
†HealthExtras	1,130	39,889
†Hologic	760	42,066
†Kyphon	1,230	45,756
†Neurometrix	1,230	47,896
†New River Pharmaceuticals	1,070	35,535
†NuVasive	1,470	27,710
†PDL BioPharma	1,800	59,039
†Respironics	1,380	53,696
†SonoSite	1,070	43,485
†United Therapeutics	610	40,431
†Ventana Medical Systems	1,070	44,694

		558,549

Industrial Services – 5.69%
†Atwood Oceanics	340	34,343
†Basic Energy Services	1,030	30,694
†Dril-Quip	810	57,389
†Helix Energy Solutions Group	1,200	45,480
†Hornbeck Offshore Services	1,150	41,481
†Pioneer Drilling	2,770	45,511
TODCO	1,430	56,356

		311,254

Non-Energy Minerals – 3.39%
Eagle Materials	1,340	85,438
†NS Group	640	29,459
†Oregon Steel Mills	1,380	70,615

		185,512

Process Industries – 1.41%
†Mobile Mini	2,490	76,991

		76,991

Producer Manufacturer – 8.64%
Actuant	1,230	75,301
Bucyrus International Class A	915	44,094
†Gardner Denver	1,110	72,372
†Intermec	1,100	33,561
Manitowoc	640	58,336
Oshkosh Truck	1,060	65,974
Walter Industries	1,000	66,620
Watsco	800	56,840

		473,098

Retail Trade – 6.08%
†AnnTaylor Stores	1,580	58,128
†Children’s Place	960	55,584
†Chipotle Mexican Grill	140	7,755
†Coldwater Creek	2,730	75,893
†Hibbett Sporting Goods	1,550	51,135
Men’s Wearhouse	1,280	46,003
†Pantry	610	38,058

		332,556

Technology Services – 13.36%
†aQuantive	1,050	24,717
†Concur Technologies	2,210	40,951
†Digitas	1,770	25,488
†Equinix	1,050	67,431
Global Payments	1,060	56,191
†j2 Global Communications	1,150	54,050

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
†NetFlix	1,350	39,137
†NeuStar Class A	1,460	45,260
†Novatel	1,500	55,305
†Redback Networks	2,670	57,912
†salesforce.com	1,070	38,873
†SRA International	1,300	49,049
Talx	970	27,626
†Ultimate Software Group	2,210	57,129
†WebEx Communications	2,120	71,379
†WebSideStory	1,200	20,628

		731,126

Transportation – 0.70%
UTi Worldwide	1,220	38,552

		38,552

Total Common Stock (cost $4,433,630)		5,288,736

Short-Term Investments – 7.27%
¤Merrill Lynch Money Market Fund	397,837	397,837

Total Short-Term Investments (cost $397,837)		397,837

Total Market Value of Securities – 103.89%
(cost $4,831,467)		5,686,573
Liabilities Net of Receivables and Other Assets (See Notes) – (3.89%)		(213,127)

Net Assets Applicable to 376,486 Shares Outstanding – 100.00%		$5,473,446

†	Non-income producing security for the period ended March 31, 2006.

¤	Considered an affiliated company. See Note 2 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Growth Opportunities Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Transactions with Affiliates

The Fund may invest uninvested cash in a money market advised by Merrill Lynch or its affiliates. The Merrill Lynch Money Market Fund pays no investment management fees.
3. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,862,435

Aggregate unrealized appreciation	834,462
Aggregate unrealized depreciation	(10,324)

Net unrealized appreciation	$824,138

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-International Fund

	Number of	Market
March 31, 2006	Shares	Value (U.S.$)
Common Stock – 97.61% Δ
Australia – 9.72%
Amcor	1,502,235	$7,956,907
Coles Myer	1,228,603	9,397,613
Foster’s Group	4,129,029	15,685,994
National Australia Bank	791,259	21,305,812
Telstra	4,398,521	11,757,820
Wesfarmers	281,822	7,028,052

		73,132,198

Belgium – 2.29%
Fortis Group	484,413	17,240,272

		17,240,272

Finland – 1.79%
UPM-Kymmene	570,344	13,446,109

		13,446,109

France – 8.38%
Cie de Saint-Gobain	235,593	16,416,503
Societe Generale	141,690	21,230,440
†Suez Strip	63,068	765
Total	96,547	25,451,949

		63,099,657

Germany – 5.07%
Bayer	379,811	15,219,674
RWE	263,574	22,908,757

		38,128,431

Hong Kong – 2.66%
Hong Kong Electric Holdings	2,292,500	10,787,549
Wharf Holdings	2,513,000	9,214,997

		20,002,546

Italy – 5.36%
Banca Intesa	4,298,536	25,617,835
UniCredito Italiano	2,038,592	14,702,162

		40,319,997

Japan – 15.88%
Canon	327,900	21,640,549
Hitachi	1,172,000	8,296,644
Kao	277,000	7,288,465
KDDI	2,954	15,778,023
Millea Holdings	431	8,503,726
Nintendo	19,100	2,852,326
Takeda Pharmaceutical	390,700	22,225,818
Toyota Motor	491,000	26,735,693
West Japan Railway	1,457	6,148,629

		119,469,873

Netherlands – 5.05%
ING Groep	590,582	23,258,141
Reed Elsevier	1,034,134	14,792,172

		38,050,313

New Zealand – 1.36%
Telecom Corporation of New Zealand	2,999,024	10,232,552

		10,232,552

Singapore – 2.03%
Jardine Matheson Holdings	336,000	6,170,119
Oversea-Chinese Banking	2,192,400	9,088,190

		15,258,309

South Africa – 1.01%
Sasol	201,825	7,629,185

		7,629,185

South Korea – 1.07%
POSCO ADR	125,681	8,018,448

		8,018,448

	Number of	Market
March 31, 2006	Shares	Value (U.S.$)
Spain – 8.10%
Banco Santander Central Hispanoamericano	987,294	14,397,820
Iberdrola	636,677	20,493,612
Telefonica	1,665,414	26,080,657

		60,972,089

Taiwan – 0.97%
Chunghwa Telecom ADR	373,100	7,309,029

		7,309,029

United Kingdom – 26.87%
Aviva	548,995	7,613,260
BG Group	1,587,850	19,845,466
BOC Group	427,140	11,465,007
Boots Group	743,122	9,264,262
BP	1,633,309	18,799,560
Brambles Industries	1,418,974	10,597,650
Compass Group	456,826	1,809,507
GKN	1,353,169	7,790,264
GlaxoSmithKline	896,705	23,458,172
HBOS	1,240,470	20,684,719
Lloyds TSB Group	1,843,976	17,631,480
Rio Tinto	101,758	5,222,742
Royal Bank of Scotland Group	460,337	14,975,859
Royal Dutch Shell Class A	571,326	17,886,250
Unilever	1,480,539	15,129,388

		202,173,586

Total Common Stock (cost $523,744,667)		734,482,594

	Principal
	Amount (U.S. $)
≠Commercial Paper– 2.24%
Rabobank USA Finance 4.83% 4/3/06	$16,890,000	16,885,468

Total Commercial Paper (cost $16,885,468)		16,885,468

Total Market Value of Securities – 99.85%
(cost $540,630,135)		751,368,062
Receivables and Other Assets Net of Liabilities (See Notes) – 0.15%		1,134,982

Net Assets Applicable to 38,740,300 Shares Outstanding – 100.00%		$752,503,044

≠	The interest rate shown is the effective yield as of the time of purchase.

Δ	Securities have been classified by country of origin.

†	Non-income producing security for the period ended March 31, 2006.

ADR – American Depositary Receipts
The following foreign currency exchange contracts were outstanding at March 31, 2006:
Foreign Currency Exchange Contracts1

				Unrealized
Contracts to Deliver	In Exchange For		Settlement Date	Appreciation
(21,629,000) British Pounds	US$	38,677,194	04/28/06	$1,088,365

				$1,088,365

[1]	See Note 3 in “Notes.”
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – International Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the

Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$540,962,653

Aggregate unrealized appreciation	221,638,781
Aggregate unrealized depreciation	(11,233,372)

Net unrealized appreciation	$210,405,409

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $13,572,425 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,530,554 expires in 2010 and $12,041,871 expires in 2011.
3. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.
4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Managed Fund

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Common Stock – 68.25%
Basic Materials – 3.16%
†AK Steel Holding	33,400	$501,000
Ameron International	4,600	336,858
†Century Aluminum	14,600	619,770
Chemtura	28,600	336,908
Chesapeake	14,700	204,036
Cytec Industries	8,600	516,086
Dow Chemical	68,900	2,797,340
duPont (E.I.) deNemours	52,800	2,228,688
Ferro	14,900	298,000
FMC	6,600	409,068
Freeport-McMoRan Copper & Gold Class B	34,200	2,044,134
Georgia Gulf	9,900	257,301
Lubrizol	33,200	1,422,620
Masco	29,800	968,202
†NS Group	11,700	538,551
†PolyOne	47,500	442,700
Steel Dynamics	9,200	521,916
United States Steel	36,100	2,190,548
Wausau Paper	20,400	289,068
Worthington Industries	13,600	272,816

		17,195,610

Business Services – 1.03%
Administaff	9,200	500,112
†Armor Holdings	8,800	512,952
Clark	21,300	251,553
Healthcare Services Group	16,300	348,168
†Kforce	25,300	322,575
†Labor Ready	17,200	411,940
Manpower	34,600	1,978,428
McGrath RentCorp	10,300	309,618
†Sourcecorp	11,600	279,676
UniFirst	9,500	315,590
†United Stationers	7,400	392,940

		5,623,552

Capital Goods – 6.05%
Acuity Brands	13,100	524,000
†AGCO	20,500	425,170
Applied Industrial Technologies	7,100	316,660
†Aviall	9,500	361,760
Barnes Group	9,900	400,950
Briggs & Stratton	7,100	251,127
Caterpillar	41,000	2,944,210
Crane	9,500	389,595
Cummins	14,900	1,565,990
DRS Technologies	7,400	406,038
General Electric	210,800	7,331,624
†Genlyte Group	9,100	620,074
Goodrich (B.F.)	29,100	1,269,051
†Grant Prideco	59,500	2,548,980

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Honeywell International	39,300	1,680,861
†Innovative Solutions & Support	20,200	262,600
†Kadant	13,600	308,720
Lawson Products	8,000	327,520
Lincoln Electric Holdings	7,400	399,526
Lufkin Industries	7,400	410,256
Manitowoc	6,300	574,245
Northrop Grumman	21,800	1,488,722
†Orbital Sciences	30,800	487,256
PACCAR	22,900	1,613,992
†Rofin-Sinar Technologies	6,800	368,084
Textron	29,300	2,736,327
United Technologies	44,100	2,556,477
†URS	9,200	370,300

		32,940,115

Communication Services – 1.24%
Sprint	112,600	2,909,584
Verizon Communications	113,600	3,869,216

		6,778,800

Consumer Discretionary – 3.84%
Abercrombie & Fitch Class A	29,400	1,714,020
Best Buy	32,600	1,823,318
†Charming Shoppes	41,500	617,105
†Children’s Place	10,200	590,580
†Coach	64,900	2,244,242
Federated Department Stores	16,700	1,219,100
Gap	88,900	1,660,652
†Guitar Center	8,900	424,530
Home Depot	94,300	3,988,890
†Jos A Bank Clothiers	10,750	515,463
NIKE	21,800	1,855,180
†Pacific Sunwear of California	19,100	423,256
Phillips-Van Heusen	11,400	435,594
†Quiksilver	23,600	327,096
Stage Stores	15,800	470,050
Stride Rite	26,600	385,168
†Urban Outfitters	54,000	1,325,160
Wal-Mart Stores	19,000	897,560

		20,916,964

Consumer Services – 1.01%
CKE Restaurants	21,400	372,360
†ExpressJet Holdings	22,400	166,656
IHOP	8,800	421,872
Lone Star Steakhouse & Saloon	9,200	261,464
Marriott International Class A	23,600	1,618,960
McDonald’s	57,000	1,958,520
†Papa John’s International	10,100	331,381
†Shuffle Master	11,100	396,714

		5,527,927

Consumer Staples – 3.91%
Altria Group	36,800	2,607,648
Casey’s General Stores	21,200	484,844
Chiquita Brands International	15,400	258,258
Clorox	15,800	945,630
CVS	70,400	2,102,848
Fortune Brands	26,200	2,112,506
Kellogg	22,800	1,004,112
Kimberly-Clark	28,900	1,670,420
Longs Drug Stores	6,400	296,192
Nu Skin Enterprises Class A	15,400	269,962
PepsiCo	73,900	4,270,681
Procter & Gamble	91,300	5,260,706

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
		21,283,807

Credit Cyclicals – 0.88%
D.R. Horton	41,000	1,362,020
†Jacuzzi Brands	33,000	324,390
KB HOME	29,100	1,890,918
M/I Homes	7,200	338,400
†Meritage Homes	5,200	285,792
Thor Industries	11,200	597,632

		4,799,152

Energy – 6.15%
ConocoPhillips	44,500	2,810,175
†Dresser-Rand Group	6,600	164,010
ENSCO International	27,700	1,425,165
Exxon Mobil	156,800	9,542,848
†Grey Wolf	50,600	376,464
†Hercules Offshore	12,400	421,724
Holly	8,500	630,020
†James River Coal	8,000	271,760
†Nabors Industries	19,400	1,388,652
†National-Oilwell	40,700	2,609,684
†Newfield Exploration	38,000	1,592,200
Occidental Petroleum	35,500	3,289,075
†Oceaneering International	9,100	521,430
†Oil States International	14,500	534,325
Penn Virginia	5,500	390,500
St Mary Land & Exploration	35,500	1,449,465
Tidewater	27,700	1,529,871
†Transocean	18,900	1,517,670
†Universal Compression Holdings	10,800	547,236
Valero Energy	20,800	1,243,424
†Veritas DGC	12,800	580,992
Western Refining	11,300	244,306
World Fuel Services	10,000	404,400

		33,485,396

Finance – 15.04%
ADVANTA	11,000	405,570
†Affiliated Managers Group	9,600	1,023,456
Allstate	36,600	1,907,226
American Home Mortgage Investment	12,500	390,125
American International Group	56,000	3,701,040
AmerUs Group	5,000	301,200
Bancfirst	8,300	361,880
Bank of America	154,013	7,013,752
Berkley (W.R.)	28,700	1,666,322
Capital One Financial	25,900	2,085,468
Center Financial	15,900	385,257
Cigna	14,700	1,920,114
CIT Group	37,400	2,001,648
Citigroup	164,300	7,761,531
City Holding	13,000	478,270
Commercial Capital Bancorp	28,200	396,492
†CompuCredit	8,700	320,247
Countrywide Financial	54,700	2,007,490
Dime Community Bancshares	17,300	248,601
Direct General	24,100	409,941
Everest Re Group	15,000	1,400,550
FBL Financial Group Class A	9,900	341,055
First Marblehead	5,300	229,225
First Midwest Bancorp	7,500	274,275
First Place Financial Ohio	13,600	337,280
†FirstFed Financial	7,000	418,670
Freddie Mac	39,900	2,433,900

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Frontier Financial	15,700	518,728
Greater Bay Bancorp	18,600	515,964
Hanover Insurance	7,200	377,424
Independent Bank — Michigan	9,755	277,530
JPMorgan Chase	116,900	4,867,716
Kansas City Life Insurance	5,100	261,324
Lehman Brothers Holdings	17,100	2,471,463
MainSource Financial Group	13,700	258,930
†MarketAxess Holdings	27,400	329,622
Mellon Financial	63,400	2,257,040
Merrill Lynch	50,100	3,945,876
MetLife	32,800	1,586,536
Morgan Stanley	62,500	3,926,250
North Fork Bancorporation	60,500	1,744,215
Ohio Casualty	19,200	608,640
PFF Bancorp	13,300	448,343
PMI Group	42,800	1,965,376
Presidential Life	15,700	398,937
Prudential Financial	27,800	2,107,518
Republic Bancorp	27,660	333,026
RLI	8,600	492,780
†Sierra Health Services	12,000	488,400
TierOne	15,100	512,645
†Triad Guaranty	6,600	309,540
Trustmark	10,700	338,548
U.S. Bancorp	132,400	4,038,200
†United America Indemnity	16,100	368,690
UnitedHealth Group	49,000	2,737,140
†WellPoint	36,200	2,802,966
West Coast Bancorp Oregon	16,100	449,995

		81,959,947

Health Care – 8.45%
Abbott Laboratories	57,900	2,459,013
†Adolor	19,100	454,580
†Alkermes	18,100	399,105
†Amgen	55,400	4,030,350
†Applera Corp-Celera Genomics	26,600	310,954
Becton, Dickinson	22,300	1,373,234
†Bio-Rad Laboratories Class A	5,100	317,985
Biomet	44,400	1,577,088
†Candela	24,500	529,200
†Digene	11,700	457,470
†Express Scripts Class A	22,500	1,977,750
†First Horizon Pharmaceutical	20,000	504,200
†Gen-Probe	35,000	1,929,200
†Genentech	22,900	1,935,279
†Geron	33,900	281,709
†Gilead Sciences	32,000	1,991,040
†Healthways	9,600	489,024
Johnson & Johnson	88,800	5,258,736
†LifePoint Hospitals	8,400	261,240
†Medarex	30,900	408,498
Medtronic	54,600	2,770,950
Mentor	8,100	367,011
†MGI PHARMA	18,400	322,000
†Myogen	11,100	402,153
†Noven Pharmaceuticals	20,300	365,603
Owens & Minor	10,400	340,808
Pfizer	218,800	5,452,496
†Pharmion	17,000	306,340
PolyMedica	7,100	300,756
Quest Diagnostics	23,700	1,215,810

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
†Res-Care	26,500	487,070
†Serologicals	16,800	410,928
†Sybron Dental Specialties	10,400	428,896
†Techne	5,800	348,812
†Telik	17,400	336,864
†United Therapeutics	7,200	477,216
†Vertex Pharmaceuticals	24,500	896,455
Vital Signs	5,900	324,087
West Pharmaceutical Services	14,400	499,968
Wyeth	62,500	3,032,500

		46,032,378

Media – 1.97%
†4Kids Entertainment	15,700	269,883
CBS Class B	43,500	1,043,130
†Comcast Class A	35,300	923,448
†Comcast Special Class A	23,800	621,656
Disney (Walt)	75,900	2,116,851
infoUSA	31,000	402,380
Journal Communications Class A	15,100	187,240
†Scholastic	6,600	176,616
Time Warner	198,100	3,326,099
†Viacom Class B	43,500	1,687,800

		10,755,103

Real Estate – 1.26%
Brandywine Realty Trust	17,572	558,087
Developers Diversified Realty	28,300	1,549,425
Equity Inns	26,800	434,160
First Industrial Realty Trust	8,300	354,327
Glimcher Realty Trust	13,600	386,240
Home Properties	8,100	413,910
Maguire Properties	9,200	335,800
Nationwide Health Properties	16,500	354,750
Pennsylvania Real Estate Investment Trust	8,600	378,400
ProLogis	26,100	1,396,350
Senior Housing Properties Trust	18,300	331,230
Sovran Self Storage	6,900	380,880

		6,873,559

Technology – 12.39%
Adobe Systems	43,100	1,505,052
†AMIS Holdings	25,600	231,936
Anixter International	8,500	406,130
Applied Materials	165,800	2,903,158
†Artesyn Technologies	23,900	261,705
†Axcelis Technologies	66,300	388,518
†BEA Systems	75,200	987,376
†Blackboard	11,000	312,510
†CACI International	6,500	427,375
†Catapult Communications	20,000	266,000
†Cisco Systems	202,000	4,377,340
†Corning	43,600	1,173,276
†Cymer	10,800	490,752
†Dell	84,600	2,517,696
†Digital River	9,300	405,573
†Digitas	20,700	298,080
†Dionex	6,200	381,176
†Dobson Communications Class A	46,400	372,128
†DST Systems	28,600	1,657,084
†EarthLink	29,100	277,905
†eBay	38,600	1,507,716
†EMC	119,600	1,630,148
†FileNet	14,200	383,684
†Google Class A	3,800	1,482,000

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Intel	228,600	4,423,410
International Business Machines	54,400	4,486,368
†Internet Security Systems	13,100	314,138
†iPayment	5,800	248,530
†j2 Global Communications	8,000	376,000
†Juniper Networks	75,600	1,445,472
†Kulicke & Soffa Industries	30,400	290,016
†Lexmark International Class A	38,600	1,751,668
Linear Technology	25,600	898,048
†Mercury Computer Systems	25,600	414,720
Microsoft	239,900	6,527,706
†Mips Technologies	36,100	269,306
Motorola	98,600	2,258,926
†MTC Technologies	10,500	293,895
†Multi-Fineline Electronix	6,600	386,034
†NETGEAR	19,700	374,497
Nokia ADR	65,700	1,361,304
†OmniVision Technologies	20,700	625,140
†ON Semiconductor	62,400	453,024
†Oracle	91,300	1,249,897
†Palm	27,600	639,216
†Photronics	21,200	397,712
Plantronics	8,300	294,069
†Progress Software	13,200	383,988
QUALCOMM	66,600	3,370,626
Quality Systems	9,000	297,900
†RadiSys	21,800	432,730
†Secure Computing	29,100	335,814
†SI International	9,500	333,925
†Skyworks Solutions	64,900	440,671
†Synaptics	13,800	303,462
†Tekelec	31,900	441,177
†Tellabs	32,300	513,570
†Tessera Technologies	17,700	567,816
Texas Instruments	85,900	2,789,173
†UbiquiTel	31,400	317,140
United Online	18,400	236,624
†Universal Electronics	11,500	203,550
†Varian Semiconductor Equipment	17,600	494,208
†Verint Systems	9,600	339,552
†Viasat	15,800	452,670
†WebEx Communications	16,900	569,023
†Wind River Systems	20,200	251,490

		67,498,523

Transportation – 0.57%
Arkansas Best	7,000	273,840
†Bristow Group	8,800	271,920
FedEx	12,500	1,411,750
†HUB Group	12,200	556,076
Pacer International	17,800	581,704

		3,095,290

Utilities – 1.30%
Black Hills	9,600	326,400
Cascade Natural Gas	14,500	285,650
Dominion Resources	18,000	1,242,540
Edison International	42,900	1,766,622
Middlesex Water	14,800	280,312
Otter Tail	10,900	312,721
PPL	36,900	1,084,860
TXU	39,600	1,772,496

		7,071,601

Total Common Stock (cost $259,017,586)		371,837,724

	Principal
	Amount
	(U.S.$)
Agency Asset-Backed Securities – 0.13%
•Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24	$342,465	340,804
Nelnet Educational Loan Funding Series 2001-A A1 5.76% 7/1/12	345,625	348,821

Total Agency Asset-Backed Securities (cost $698,319)		689,625

Agency Collateralized Mortgage Obligations – 0.95%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	178,111	191,516
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	246,907	239,111
Series 2005-110 MB 5.50% 9/25/18	500,000	496,673
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	376,400	383,231
Freddie Mac Series 2662 MA 4.50% 10/15/31	450,941	439,683
Series 2872 GC 5.00% 11/15/29	410,000	396,516
Series 2890 PC 5.00% 7/15/30	575,000	557,816
Series 2915 KP5.00% 11/15/29	340,000	330,272
Series 3022 MB 5.00% 12/15/28	615,000	599,988
Series 3063 PC 5.00% 2/15/29	550,000	535,453
◆Freddie Mac Structured Pass-Through Securities
Series T-58 2A 6.50% 9/25/43	302,650	306,845
•Series T-60 1A4C 5.395% 3/25/44	365,000	361,018
Government National Mortgage Association Series 2002-61 BA 4.648% 3/16/26	352,751	346,261

Total Agency Collateralized Mortgage Obligations (cost $5,310,170)		5,184,383

Agency Mortgage-Backed Securities – 1.40%
Fannie Mae
5.73% 12/1/08	341,832	344,502
6.50% 8/1/17	230,743	235,430
Fannie Mae Relocation 15 yr 4.00% 9/1/20	894,320	835,630
Fannie Mae Relocation 30 yr
4.00% 3/1/35	456,372	410,022
5.00% 1/1/34	285,074	273,938
5.00% 10/1/35	240,267	230,582
Fannie Mae S.F. 15 yr 6.00% 4/1/17	262,964	266,744
Fannie Mae S.F. 15 yr TBA 5.00% 3/1/35	80,000	78,000
Fannie Mae S.F. 30 yr
5.50% 3/1/29	526,065	515,708
5.50% 4/1/29	359,887	352,802
7.50% 6/1/31	77,861	81,413
Fannie Mae S.F. 30 yr TBA
5.00% 4/1/35	750,000	714,141
6.50% 4/1/36	1,810,000	1,846,765
•Freddie Mac ARM 3.733% 4/1/34	293,412	293,137
Freddie Mac Relocation 30 yr 5.00% 9/1/33	580,433	559,574
Freddie Mac S.F. 15 yr 4.00% 2/1/14	241,425	228,222
Freddie Mac S.F. 30 yr 7.00% 11/1/33	13,342	13,754
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/33	345,000	328,289
Government National Mortgage Association S.F. 30 yr 7.50% 1/15/32	37,118	38,951

Total Agency Mortgage-Backed Securities (cost $7,770,020)		7,647,604

Agency Obligations – 0.81%
^Fannie Mae 5.386% 10/9/19	1,460,000	677,564
Federal Home Loan Bank
3.50% 9/15/06	330,000	327,704
4.25% 9/14/07	1,740,000	1,719,866
Freddie Mac
3.75% 8/3/07	155,000	152,338
4.75% 1/19/16	430,000	415,927
4.875% 2/17/09	1,020,000	1,015,179
^Residual Funding Strip Principal Only 5.122% 10/15/19	215,000	106,812

Total Agency Obligations (cost $4,478,133)		4,415,390

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
@=#Collateralized Debt Obligations – 0.13%
Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10	61,684	61,684
Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11	373,963	376,359
Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08	250,000	252,047

Total Collateralized Debt Obligations (cost $713,874)		690,090

Commercial Mortgage-Backed Securities – 1.47%
•Banc of America Commercial Mortgage Securities
Series 2005-2 A5 4.857% 7/10/43	125,000	118,664
Series 2006-1 AJ 5.46% 9/10/45	210,000	206,349
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	465,000	461,638
•Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.40% 7/15/44	140,000	136,056
◆#Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	313,976	324,774
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	225,000	216,832
GE Capital Commercial Mortgage Trust
Series 2002-1A A3 6.269% 12/10/35	120,000	124,946
Series 2005-C3 A3FX 4.863% 7/10/45	270,000	264,394
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42	65,000	62,730
•GS Mortgage II Securities Series 2006-GG6 AJ 5.782% 4/10/38	260,000	259,189
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15	150,859	156,645
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	310,000	308,444
Series 2003-C1 A2 4.985% 1/12/37	580,000	562,890
•Series 2005-CB11 A4 5.335% 8/12/37	740,000	725,466
•Series 2006-CB14 AJ 5.679% 12/12/44	105,000	104,150
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	485,000	510,782
Series 2005-C5 A2 4.885% 9/15/30	600,000	588,719
Series 2006-C1 A2 5.084% 2/15/31	175,000	172,785
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	259,842
•Series 2004-BPC1 A3 4.467% 10/12/41	225,000	214,305
•Series 2005-CIP1 B 5.274% 7/12/38	190,000	183,323
#Series 2005-GGP1 E 144A 4.33% 11/15/10	100,000	98,422
#Series 2005-GGP1 F 144A 4.35% 11/15/10	100,000	98,377
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	145,000	145,119
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42	260,000	254,866
•#STRIPs III Series 2003-1A 144A 3.308% 3/24/18	655,955	628,231
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	395,000	380,470
Series 2006-1 B 5.588% 2/15/36	160,000	158,645
Series 2006-1 C 5.707% 2/15/36	240,000	238,080
•Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45	70,000	68,909

Total Commercial Mortgage-Backed Securities (cost $8,230,705)		8,034,042

Corporate Bonds – 13.21%
Banking – 1.42%
•Barclays Bank 6.278% 12/29/49	100,000	95,978
Citigroup 5.875% 2/22/33	595,000	580,054
Credit Suisse First Boston USA 6.125% 11/15/11	790,000	812,447
Marshall & Ilsley 3.95% 8/14/09	690,000	662,361
#Mizuho Financial Group 144A 5.79% 4/15/14	340,000	341,399
Popular North America 4.25% 4/1/08	480,000	468,351
Popular North America Capital Trust I 6.564% 9/15/34	550,000	536,633
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	540,000	519,849
Regions Financial
•4.795% 8/8/08	325,000	325,282
6.375% 5/15/12	645,000	673,871
•#Resona Bank 144A 5.85% 9/29/49	550,000	534,676
•#Shinsei Finance 144A 6.418% 1/29/49	320,000	315,541
•#Skandinaviska Enskilda 144A 8.125% 9/29/49	350,000	354,442
•#Sumitomo Mitsui 144A 5.625% 7/29/49	700,000	680,287

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
•Wachovia Capital Trust III 5.80% 8/29/49	820,000	806,487

		7,707,658

Basic Industry – 0.22%
Barrick Gold Finance 7.50% 5/1/07	390,000	398,669
#Codelco 144A 5.625% 9/21/35	240,000	227,242
Lubrizol 4.625% 10/1/09	355,000	344,219
Newmont Gold 8.91% 1/5/09	55,408	57,332
Smurfit Stone Container 9.25% 2/1/08	180,000	188,325

		1,215,787

Brokerage – 0.50%
AMVESCAP4.50% 12/15/09	260,000	250,675
E Trade Financial 8.00% 6/15/11	105,000	109,594
Franklin Resources 3.70% 4/15/08	460,000	445,526
Goldman Sachs Group 6.345% 2/15/34	365,000	363,130
LaBranche & Company 9.50% 5/15/09	180,000	193,500
Lehman Brothers 5.50% 4/4/16	420,000	412,528
Morgan Stanley
4.75% 4/1/14	160,000	149,522
5.375% 10/15/15	810,000	785,992

		2,710,467

Capital Goods – 0.22%
General Electric 5.00% 2/1/13	790,000	769,529
Honeywell International 5.70% 3/15/36	210,000	204,840
York International 6.625% 8/15/06	230,000	230,838

		1,205,207

Communications – 1.27%
AT&T 9.05% 11/15/11	450,000	487,016
BellSouth 4.20% 9/15/09	310,000	297,679
British Telecommunications 8.875% 12/15/30	235,000	301,496
Citizens Communications 9.25% 5/15/11	325,000	358,313
Comcast 6.50% 11/15/35	50,000	48,671
Cox Communications 4.625% 1/15/10	370,000	354,985
CSC Holdings
8.125% 7/15/09	145,000	150,619
10.50% 5/15/16	170,000	179,775
•Deutsche Telekom International Finance 5.12% 3/23/09	225,000	225,239
GTE California 7.65% 3/15/07	675,000	688,638
•Liberty Media 6.41% 9/17/06	293,000	294,565
MCI 6.908% 5/1/07	200,000	202,500
Nextel Communications 6.875% 10/31/13	500,000	516,292
Sprint Capital
4.78% 8/17/06	305,000	304,399
7.625% 1/30/11	385,000	416,797
Telecom Italia Capital 4.00% 1/15/10	700,000	658,631
Telefonos de Mexico 4.50% 11/19/08	480,000	467,937
Time Warner Entertainment 8.375% 3/15/23	260,000	294,661
Verizon Wireless 5.375% 12/15/06	675,000	675,188

		6,923,401

Consumer Cyclical – 1.78%
Centex
4.875% 8/15/08	685,000	674,449
•4.93% 8/1/07	360,000	360,171
Corrections Corporation of America 7.50% 5/1/11	115,000	119,025
•DaimlerChrysler Holding 5.33% 3/13/09	725,000	725,714
DR Horton 5.25% 2/15/15	440,000	403,282
Ford Motor 7.45% 7/16/31	190,000	142,025
Ford Motor Credit
5.625% 10/1/08	190,000	173,852
5.70% 1/15/10	375,000	333,056
6.625% 6/16/08	365,000	345,640
Fortune Brands 5.125% 1/15/11	405,000	397,077
General Motors 8.375% 7/15/33	245,000	180,688

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
General Motors Acceptance Corporation
6.75% 12/1/14	375,000	338,110
6.875% 9/15/11	800,000	746,486
8.00% 11/1/31	450,000	426,409
Home Depot 5.40% 3/1/16	550,000	544,407
Johnson Controls 5.00% 11/15/06	145,000	144,518
Kohl’s 7.25% 6/1/29	355,000	379,724
Lodgenet Entertainment 9.50% 6/15/13	230,000	249,550
Mandalay Resort 9.50% 8/1/08	105,000	112,219
May Department Stores 3.95% 7/15/07	560,000	548,467
MGM MIRAGE 9.75% 6/1/07	260,000	272,025
#Neiman Marcus 144A 10.375% 10/15/15	155,000	165,463
Penney (J.C.) 7.40% 4/1/37	840,000	909,892
Time Warner 8.18% 8/15/07	650,000	673,330
Visteon 8.25% 8/1/10	425,000	352,750

		9,718,329

Consumer Non-Cyclical – 1.32%
#AmerisourceBergen 144A 5.875% 9/15/15	540,000	533,822
Amgen 4.00% 11/18/09	97,000	92,845
Anheuser-Busch 5.75% 4/1/36	315,000	307,710
Baxter International 5.196% 2/16/08	280,000	279,000
HCA 5.50% 12/1/09	370,000	362,331
Kraft Foods
4.125% 11/12/09	675,000	645,750
6.50% 11/1/31	135,000	141,311
Kroger 6.375% 3/1/08	330,000	335,096
Medco Health Solutions 7.25% 8/15/13	495,000	533,736
MedPartners 7.375% 10/1/06	730,000	737,300
Medtronic 4.75% 9/15/15	295,000	277,720
#Miller Brewing 144A 5.50% 8/15/13	1,185,000	1,170,035
UnitedHealth Group 5.375% 3/15/16	360,000	352,650
US Oncology 9.00% 8/15/12	205,000	213,200
UST 6.625% 7/15/12	330,000	342,924
WellPoint
4.25% 12/15/09	210,000	201,825
5.85% 1/15/36	330,000	312,856
Wyeth 5.50% 2/1/14	340,000	336,009

		7,176,120

Electric – 1.64%
•Alabama Power 4.75% 10/1/42	615,000	608,737
Ameren 4.263% 5/15/07	500,000	493,523
•AVA Capital Trust III 6.50% 4/1/34	140,000	139,446
Avista
7.75% 1/1/07	380,000	385,450
9.75% 6/1/08	315,000	341,197
CC Fund Trust I 6.90% 2/16/07	295,000	298,276
Consumers Energy 6.00% 2/15/14	505,000	510,087
Dominion Resources
•5.265% 9/28/07	525,000	525,673
5.687% 5/15/08	385,000	385,874
Duke Capital
4.331% 11/16/06	165,000	164,093
5.668% 8/15/14	415,000	410,735
FPL Group Capital 4.086% 2/16/07	160,000	158,340
NRG Energy 7.375% 2/1/16	140,000	143,325
Oncor Electric Delivery 7.00% 5/1/32	175,000	189,934
Pepco Holdings 5.50% 8/15/07	445,000	445,192
#Power Contract Financing 144A 6.256% 2/1/10	615,000	618,662
•Progress Energy 5.03% 1/15/10	410,000	411,626
PSEG Funding Trust 5.381% 11/16/07	660,000	658,046
•SCANA 4.97% 3/1/08	355,000	355,556
Southern California Edison

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
•4.965% 12/13/07	395,000	395,314
5.75% 4/1/35	440,000	422,228
6.65% 4/1/29	605,000	637,580
Southern Capital Funding 5.30% 2/1/07	225,000	224,110
TECO Energy 7.20% 5/1/11	35,000	36,663

		8,959,667

Emerging Markets – 0.13%
Southern Peru Copper 7.50% 7/27/35	735,000	717,048

		717,048

Energy – 0.23%
#Canadian Oil Sands 144A 4.80% 8/10/09	380,000	369,560
Kinder Morgan 5.35% 1/5/11	190,000	187,163
Nexen 5.875% 3/10/35	310,000	289,936
USX 9.125% 1/15/13	325,000	387,240

		1,233,899

Finance – 1.13%
American General Finance 4.875% 7/15/12	470,000	449,676
General Electric Capital 6.75% 3/15/32	100,000	111,717
•HSBC Finance Capital Trust IX 5.911% 11/30/35	400,000	393,165
International Lease Finance 4.625% 6/2/08	25,000	24,623
•MUFG Capital Finance 1 6.346% 7/29/49	285,000	281,475
Nuveen Investments 5.00% 9/15/10	495,000	478,614
Residential Capital
6.00% 2/22/11	700,000	695,135
•6.07% 11/21/08	270,000	273,374
6.125% 11/21/08	805,000	806,773
6.375% 6/30/10	261,000	263,178
6.875% 6/30/15	885,000	924,202
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	1,140,000	1,191,485
#Windsor Financing 144A 5.881% 7/15/17	265,000	263,862

		6,157,279

Insurance – 1.73%
#American International Group 144A 5.05% 10/1/15	360,000	343,903
•Berkshire Hathaway Finance 4.61% 1/11/08	220,000	220,413
#Farmers Insurance Exchange 144A
6.00% 8/1/14	375,000	370,415
8.625% 5/1/24	1,125,000	1,317,536
Marsh & McLennan
•4.72% 7/13/07	525,000	524,604
5.15% 9/15/10	475,000	464,747
5.375% 3/15/07	580,000	578,537
MetLife
5.00% 6/15/15	325,000	309,873
5.70% 6/15/35	130,000	122,917
#Nippon Life Insurance 144A 4.875% 8/9/10	570,000	552,915
◆•#North Front Pass-Through Trust 144A 5.81% 12/15/24	700,000	681,469
•#Oil Insurance 144A 5.15% 8/15/33	1,060,000	1,043,936
•#Premium Asset Trust Series 2005-2 144A 4.713% 2/2/07	535,000	534,257
St. Paul Travelers 5.01% 8/16/07	570,000	565,105
◆•#Twin Reefs Pass-Through Trust 144A 5.698% 12/31/49	500,000	500,495
Willis Group
5.125% 7/15/10	375,000	367,449
5.625% 7/15/15	450,000	439,173
•#ZFS Finance USA 144A 6.45% 12/15/65	500,000	481,995

		9,419,739

Natural Gas – 0.71%
Atmos Energy
4.00% 10/15/09	415,000	394,003
•4.975% 10/15/07	440,000	440,585
#Caithness Coso Funding 144A 5.489% 6/15/19	434,658	423,290
Enterprise Products Operating
4.00% 10/15/07	270,000	264,238

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
4.625% 10/15/09	360,000	348,173
Oneok 5.51% 2/16/08	455,000	454,501
Sempra Energy
4.621% 5/17/07	145,000	143,749
•5.24% 5/21/08	490,000	490,862
Valero Logistics Operations 6.05% 3/15/13	565,000	572,165
#Williams Gas Pipelines Central 144A 7.375% 11/15/06	320,000	325,188

		3,856,754

Real Estate – 0.19%
•Brandywine Operating Partnership 5.415% 4/1/09	415,000	415,195
Developers Diversified Realty
4.625% 8/1/10	385,000	369,710
5.375% 10/15/12	60,000	58,484
HRPT Properties Trust 5.75% 2/15/14	180,000	175,879

		1,019,268

Technology – 0.13%
Motorola 4.608% 11/16/07	730,000	722,099

		722,099

Transportation – 0.59%
American Airlines
3.857% 7/9/10	515,039	490,377
6.817% 5/23/11	405,000	397,913
Continental Airlines 6.503% 6/15/11	550,000	555,559
•CSX 4.99% 8/3/06	306,000	306,270
#Erac USA Finance 144A 7.35% 6/15/08	1,420,000	1,475,233

		3,225,352

Total Corporate Bonds (cost $72,905,242)		71,968,074

Foreign Agencies – 0.19%
#Pemex Master Trust 144A 6.625% 6/15/35	580,000	561,005
Pemex Project Funding Master Trust
6.125% 8/15/08	380,000	383,800
6.625% 6/15/35	85,000	82,216

Total Foreign Agencies (cost $1,062,987)		1,027,021

Municipal Bonds – 1.01%
California State 5.00% 2/1/33	265,000	271,103
California State Economic Recovery Series A 5.25% 7/1/13	235,000	254,775
California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)	305,000	317,526
•Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33	405,000	415,441
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)	695,000	736,435
Illinois State Taxable Pension 5.10% 6/1/33	420,000	393,775
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	495,000	517,221
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	320,000	336,957
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	420,000	450,274
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	310,000	329,059
Oregon State Taxable Pension 5.892% 6/1/27	485,000	501,534
West Virginia Economic Development Authority
5.37% 7/1/20 (MBIA)	145,000	142,931
6.07% 7/1/26	530,000	537,181
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)	305,000	310,295

Total Municipal Bonds (cost $5,440,396)		5,514,507

Non-Agency Asset-Backed Securities – 1.03%
#Cendant Timeshare Receivables Funding 144A Series 2004-1A A1 3.67% 5/20/16	165,532	159,824
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17	370,000	338,574
Countrywide Asset-Backed Certificates
#Series 2004-BC1N Note 144A 5.50% 4/25/35	22,762	22,466
•Series 2005-12 2A2 4.898% 2/25/36	625,000	617,882
•Series 2005-7 AF2 4.367% 11/25/35	160,000	157,460
Series 2006-S2 A2 5.436% 7/25/27	440,000	439,956
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35	470,211	468,109
#GSAA Trust 144A Series 2004-4N Note 6.25% 5/25/34	41,529	41,451
•Merrill Lynch Mortgage Investors Series 2005-NCB A1A 5.451% 7/25/36	244,105	243,145

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Mid-State Trust
Series 11 A1 4.864% 7/15/38	162,317	151,669
Series 2004-1 A 6.005% 8/15/37	104,894	105,785
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37	180,000	180,000
Renaissance Home Equity Loan Trust
Series 2004-4 AF2 3.856% 2/25/35	455,000	451,350
Series 2005-4 A2 5.399% 2/25/36	245,000	243,581
Series 2005-4 A3 5.565% 2/25/36	150,000	148,938
•Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31	345,000	340,496
#Sail Net Interest Margin 144A Series 2003-10A A 7.50% 10/27/33	11,718	9,492
#Sharp Net Interest Margin Trust 144A
Series 2003-HE1N N 6.90% 11/25/33	7,870	7,856
Series 2004-2N 7.00% 1/25/34	54,286	54,286
#Sierra Receivables Funding Company 144A
Series 2003-1A A 3.09% 1/15/14	111,694	109,285
Series 2003-2A A1 3.03% 12/15/15	151,554	146,601
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	311,403	281,909
Structured Asset Securities Series 2005-2XS 1A2A 4.51% 2/25/35	935,000	909,563

Total Non-Agency Asset-Backed Securities (cost $5,688,907)		5,629,678

Non-Agency Collateralized Mortgage Obligations – 4.18%
•American Home Mortgage Investment Trust
Series 2004-2 4A2 3.635% 2/25/44	70,989	70,867
Series 2005-4 5A 5.35% 11/25/45	660,449	651,803
Banc of America Mortgage Securities
•Series 2003-D 1A2 3.479% 5/25/33	19,212	19,306
•Series 2003-I 2A4 3.828% 10/25/33	402,515	398,979
Series 2005-9 2A1 4.75% 10/25/20	627,821	605,578
•Series 2005-E 2A1 4.978% 6/25/35	139,420	136,864
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	471,089	468,734
Series 2004-2 1A1 6.00% 3/25/34	440,287	438,086
Series 2004-10 1CB1 6.00% 11/25/34	38,859	38,662
Series 2004-11 1CB1 6.00% 12/25/34	660,453	657,095
Series 2005-9 5A1 5.50% 10/25/20	272,018	268,873
•Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35	206,701	200,858
Bear Stearns Alternative Loan Trust Series 2006-3 A3 6.202% 5/25/36	670,000	673,980
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	761,107	752,288
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	246,679	245,337
•Series 2004-J7 1A2 4.673% 8/25/34	322,420	319,400
Series 2005-57CB 4A3 5.50% 12/25/35	459,628	456,685
•Series 2005-63 3A1 5.904% 11/25/35	685,458	686,104
Series 2005-85CB 2A2 5.50% 2/25/36	758,513	753,473
Series 2006-2CB A3 5.50% 3/25/36	697,121	692,646
◆Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-1 A2 6.00% 3/25/36	488,118	481,389
Series 2006-HYB3 3A1 6.148% 5/25/36	610,000	614,051
Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	105,829	107,104
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34	586,880	588,577
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	150,180	158,518
•Series 2004-AR5 4A1 5.673% 10/25/34	295,093	292,324
•GMAC Mortgage Loan Trust Series 2005-AR2 A4 5.195% 5/25/35	491,907	477,386
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	139,269	145,013
Series 1999-3 A 8.00% 8/19/29	237,741	249,107
Series 2005-RP1 1A3 8.00% 1/25/35	457,186	480,694
Series 2005-RP1 1A4 8.50% 1/25/35	436,420	472,033
•Indymac Index Mortgage Loan Trust
Series 2004-AR4 1A 4.594% 8/25/34	213,359	211,258
Series 2006-AR7 5A1 6.166% 5/25/36	435,000	437,584

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
•JPMorgan Mortgage Trust
Series 2005-A2 2A1 4.709% 4/25/35	267,382	265,376
Series 2005-A6 1A2 5.153% 9/25/35	660,000	643,401
Series 2006-A2 3A3 5.687% 4/25/36	455,000	451,679
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	513,251	510,851
•MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.883% 12/25/33	420,503	418,772
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	94,952	96,394
Series 2003-9 1A1 5.50% 12/25/18	454,947	449,971
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	421,797	442,678
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35	321,820	315,485
•MLCC Mortgage Investors Series 2005-1 1A 4.738% 4/25/35	345,520	343,037
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35	670,000	655,452
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	291,037	295,236
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	311,314	306,158
•Structured Asset Securities Series 2002-22H 1A 6.985% 11/25/32	77,193	78,113
•Thornburg Mortgage Securities Trust 2005-3 A1 5.49% 10/25/35	170,757	170,978
◆Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-9 3CB 5.50% 10/25/20	611,951	604,768
Washington Mutual
•Series 2003-AR4 A7 3.95% 5/25/33	182,312	177,405
•Series 2003-AR9 1A7 4.052% 9/25/33	314,486	306,955
Series 2004-CB3 4A 6.00% 10/25/19	318,660	321,946
•Wells Fargo Mortgage Backed Securities Trust
Series 2004-I 1A1 3.39% 7/25/34	506,808	508,953
Series 2004-T A1 3.453% 9/25/34	370,706	370,318
Series 2005-AR16 2A1 4.945% 10/25/35	211,397	209,177
Series 2006-AR4 1A1 5.87% 4/25/36	330,000	328,885
Series 2006-AR4 2A1 5.798% 4/25/36	1,235,000	1,225,057

Total Non-Agency Collateralized Mortgage Obligations (cost $23,085,302)		22,747,701

U.S. Treasury Obligations – 4.97%
U.S. Treasury Bonds
4.50% 2/15/36	5,965,000	5,598,712
5.375% 2/15/31	755,000	794,992
6.25% 8/15/23	160,000	181,513
U.S. Treasury Inflation Index Notes
0.875% 4/15/10	1,402,297	1,328,677
1.875% 7/15/15	611,544	588,325
2.00% 1/15/14	160,941	157,125
2.00% 1/15/16	79,909	77,540
2.00% 1/15/26	164,812	156,237
3.00% 7/15/12	1,444,432	1,505,652
3.875% 1/15/09	1,009,390	1,057,100
U.S. Treasury Notes
3.75% 3/31/07	4,200,000	4,155,706
4.25% 10/15/10	25,000	24,424
4.50% 2/28/11	1,015,000	1,000,529
4.50% 2/15/16	7,105,000	6,912,390
4.625% 3/31/08	170,000	169,416
4.75% 3/31/11	165,000	164,588
^U.S. Treasury Strip 4.199% 11/15/13	4,645,000	3,205,422

Total U.S. Treasury Obligations (cost $27,711,327)		27,078,348

	Number of
	Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	1,465	—

Total Warrant (cost $124,625)		—

	Principal
	Amount
	(U.S.$ )
≠Commercial Paper – 2.59%
Abbey National 4.909% 4/3/06	$4,500,000	$4,498,790
Starbird Funding 4.774% 4/12/06	2,800,000	2,795,987
Steamboat Funding 4.892% 4/7/06	6,805,000	6,799,534

Total Commercial Paper (cost $14,094,311)		14,094,311

Total Market Value of Securities – 100.32%
(cost $436,331,904)		546,558,498
Liabilities Net of Receivables and Other Assets (See Notes) – (0.32%)©		(1,729,513)

Net Assets Applicable to 33,639,453 Shares Outstanding – 100.00%		$544,828,985

†Non-income producing security for the period ended March 31, 2006.
·Variable rate security. The interest rate shown is the rate as of March 31, 2006.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $22,411,398, which represented 4.11% of the Fund’s net assets. See Note 4 in “Notes.”
≠The interest rate shown is the effective yield as of the time of purchase.
@Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $690,090, which represented 0.13% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2006, the aggregate amount of fair valued securities equals $690,090, which represented 0.13% of the Fund’s net assets. See Note 1 in “Notes.”
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
◆Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
©Includes $1,026,200 cash pledged as collateral for financial future contracts.
ADR – American Depositary Receipts
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CDO – Collateralized Debt Obligation
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MBIA – Insured by the Municipal Bond Insurance Association
S.F. – Single Family
TBA – to Be Announced
yr – Year
The following futures contracts were outstanding at March 31, 2006:
Futures Contracts1

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
106 U.S. Treasury 10 year Notes	$11,364,816	$11,277,406	6/30/06	$(87,410)
(20) U.S. Treasury long Bond	(2,250,399)	(2,183,125)	6/30/06	67,274
(15) Russell 2000	(5,506,800)	(5,788,500)	6/30/06	(281,700)

				$(301,836)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”

Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Managed Fund (the “Fund”).
Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and gross unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$441,903,163

Aggregate unrealized appreciation	114,670,898
Aggregate unrealized depreciation	(10,015,563)

Net unrealized appreciation	$104,655,335

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $18,990,211 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2010.
3. Supplemental Financial Instrument Information
Financial Futures Contracts – The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund’s custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.
4. Credit and Market Risk
The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Money Market Fund

	Principal	Market
March 31, 2006	Amount(U.S. $)	Value(U.S. $)
≠Discount Commercial Paper – 67.51%
Abbey National 4.909% 4/3/06	$20,000,000	$19,994,622
µAquinas Funding 4.873% 4/10/06	4,000,000	3,995,200
Barclays US Funding 4.643% 4/3/06	12,000,000	11,996,970
µBarton Capital 4.869% 4/3/06	20,000,000	19,994,666
µCAFCO 4.899% 4/3/06	20,000,000	19,994,633
Citigroup Funding 4.865% 5/8/06	13,700,000	13,632,836
Columbia University Trustee 4.682% 4/7/06	17,130,000	17,116,867
µEiffel Funding
4.764% 4/13/06	10,000,000	9,984,400
4.880% 5/4/06	10,400,000	10,354,335
µEureka Securitization 4.879% 5/5/06	5,700,000	5,674,214
Fortis Funding 4.732% 4/11/06	20,000,000	19,974,167
Nordea North America 4.682% 4/5/06	4,000,000	3,997,956
µSheffield Receivables 4.686% 4/6/06	19,500,000	19,487,528
µStarbird Funding
4.773% 4/10/06	10,000,000	9,988,275
4.870% 4/17/06	10,500,000	10,477,647
µSteamboat Funding 4.892% 4/7/06	20,000,000	19,983,933
Swedish Export Credit 4.732% 4/10/06	16,200,000	16,181,168
Swiss RE Financial Products 4.819% 4/10/06	10,000,000	9,988,150
µThree Pillars 4.776% 4/17/06	15,000,000	14,968,733
UBS Finance 4.704% 4/10/06	19,500,000	19,477,478

Total Discount Commercial Paper (cost $277,263,778)		277,263,778

•Floating Rate Notes – 10.96%
AXA Equitable Life Insurance 4.867% 3/21/07	15,000,000	15,000,000
Morgan Stanley 5.014% 11/21/06	10,000,000	10,000,000
Washington Mutual Bank 4.794% 12/15/06	20,000,000	20,000,000

Total Floating Rate Notes (cost $45,000,000)		45,000,000

Interest Bearing Certificates of Deposit – 13.95%
Bank of the West 4.857% 5/9/06	20,000,000	20,000,000
First Tennessee Bank 4.846% 4/28/06	17,300,000	17,300,000
Wells Fargo Bank 4.836% 4/13/06	20,000,000	20,000,000

Total Interest Bearing Certificates of Deposit (cost $57,300,000)		57,300,000

Interest Bearing Loan Participation – 7.30%
Cargill 4.887% 4/28/06	20,000,000	20,000,000
National Rural Utilities Cooperative 4.867% 4/21/06	10,000,000	10,000,000

Total Interest Bearing Loan Participation (cost $30,000,000)		30,000,000

Total Market Value of Securities – 99.72%
(cost $409,563,778)©		409,563,778
Receivables and Other Assets Net of Liabilities (See Notes) – 0.28%		1,130,246

Net Assets Applicable to 41,069,401 Shares Outstanding – 100.00%		$410,694,024

≠	The interest rate shown is the effective yield as of the time of purchase.

•	Variable rate securities. The interest rate shown is the rate as of March 31, 2006.

µ	Asset-Backed Commercial Paper.

©	Also the cost for federal income tax purposes.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Money Market Fund (the “Fund”).

Security Valuation - Securities are valued at amortized cost, which approximates market value.
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.
2. Investments
The cost of investments for federal income tax purposes is the same as cost for book purposes.
3. Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 88% of net assets at March 31, 2006. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust-Social Awareness Fund

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
Common Stock – 98.76%
Basic Materials – 4.23%
Airgas	287,000	$11,218,830
Ecolab	317,700	12,136,140
Lubrizol	233,400	10,001,190
†Pactiv	235,500	5,779,170
Temple-Inland	178,400	7,947,720
Worthington Industries	239,700	4,808,382

		51,891,432

Business Services – 1.02%
Manpower	103,700	5,929,566
Pitney Bowes	152,300	6,538,239

		12,467,805

Capital Goods – 4.83%
American Standard	210,300	9,013,458
Emerson Electric	262,200	21,927,786
Fluor	162,400	13,933,920
†Grant Prideco	129,000	5,526,360
Teleflex	122,900	8,803,327

		59,204,851

Communication Services – 2.48%
BellSouth	357,100	12,373,515
Sprint	432,100	11,165,464
Telefonos de Mexico ADR	309,100	6,948,568

		30,487,547

Consumer Discretionary – 5.98%
Abercrombie & Fitch Class A	108,000	6,296,400
Best Buy	134,200	7,505,806
†Coach	234,800	8,119,384
Gap	391,300	7,309,484
Home Depot	370,500	15,672,150
†Kohl’s	128,600	6,817,086
NIKE	68,900	5,863,390
Nordstrom	245,300	9,610,854
†Urban Outfitters	252,400	6,193,896

		73,388,450

Consumer Services – 1.29%
McDonald’s	322,200	11,070,792
Southwest Airlines	266,700	4,797,933

		15,868,725

Consumer Staples – 6.53%
Clorox	256,600	15,357,510
CVS	382,200	11,416,314
†Energizer Holdings	88,700	4,701,100
General Mills	184,300	9,340,324
Heinz (H.J.)	340,700	12,919,344
Kellogg	200,100	8,812,404
Walgreen	242,500	10,459,025
Wrigley, (Wm) Jr.	110,100	7,046,400

		80,052,421

Credit Cyclicals – 1.56%
D.R. Horton	196,700	6,534,374

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
KB HOME	111,200	7,225,776
Magna International Class A	70,500	5,336,145

		19,096,295

Energy – 8.70%
Burlington Resources	250,900	23,060,219
Devon Energy	147,700	9,034,809
ENSCO International	105,100	5,407,395
EOG Resources	303,800	21,873,600
†Nabors Industries	126,500	9,054,870
†National Oilwell Varco	191,200	12,259,744
†Newfield Exploration	192,500	8,065,750
Patterson-UTI Energy	183,100	5,851,876
Tidewater	105,300	5,815,719
†Transocean	79,300	6,367,790

		106,791,772

Financials – 23.56%
Allstate	178,000	9,275,580
American International Group	240,300	15,881,427
Bank of America	654,022	29,784,162
Berkley (W.R.)	117,900	6,845,274
Capital One Financial	87,300	7,029,396
CIGNA	68,100	8,895,222
CIT Group	141,000	7,546,320
Citigroup	638,900	30,181,635
Countrywide Financial	242,000	8,881,400
Everest Re Group	61,900	5,779,603
Freddie Mac	159,400	9,723,400
JPMorgan Chase & Co	437,700	18,225,828
Lehman Brothers Holdings	79,800	11,533,494
Mellon Financial	214,600	7,639,760
Merrill Lynch	190,800	15,027,408
Morgan Stanley	262,600	16,496,532
North Fork Bancorporation	312,500	9,009,375
PMI Group	164,100	7,535,472
PNC Financial Services Group	105,400	7,094,474
Prudential Financial	165,800	12,569,298
U.S. Bancorp	490,600	14,963,300
UnitedHealth Group	218,300	12,194,238
†WellPoint	159,200	12,326,856
Wells Fargo	71,500	4,566,705

		289,006,159

Health Care – 13.31%
Allergan	109,600	11,891,600
†Amgen	260,100	18,922,275
Bard (C.R.)	135,800	9,208,598
†Barr Pharmaceuticals	96,800	6,096,464
Baxter International	144,400	5,604,164
Becton, Dickinson	115,900	7,137,122
Biomet	205,500	7,299,360
†Express Scripts Class A	119,000	10,460,100
†Forest Laboratories	299,700	13,375,611
†Gen-Probe	117,800	6,493,136
†Genentech	105,200	8,890,452
†Gilead Sciences	168,900	10,508,958
HCA	129,900	5,948,121
Medtronic	239,800	12,169,850
PerkinElmer	242,500	5,691,475
Quest Diagnostics	141,200	7,243,560
Shire Pharmaceuticals ADR	311,700	14,490,933
†Vertex Pharmaceuticals	52,150	1,908,169

		163,339,948

Media – 3.41%

		Market
	Number of	Value
March 31, 2006	Shares	(U.S. $)
†Comcast Class A	177,800	4,651,248
†Comcast Special Class A	275,600	7,198,672
Disney (Walt)	460,000	12,829,400
Omnicom Group	44,300	3,687,975
Time Warner	798,500	13,406,815

		41,774,110

Real Estate – 0.98%
Developers Diversified Realty	103,000	5,639,250
ProLogis	118,200	6,323,700

		11,962,950

Technology – 17.32%
Adobe Systems	176,100	6,149,412
Applied Materials	651,600	11,409,516
†BEA Systems	300,300	3,942,939
†Cisco Systems	908,400	19,685,028
†Corning	136,000	3,659,760
†Dell	452,000	13,451,520
†DST Systems	99,800	5,782,412
†eBay	168,900	6,597,234
†EMC	430,000	5,860,900
†Google Class A	15,800	6,162,000
Hewlett-Packard	446,800	14,699,720
Intel	926,500	17,927,775
†Juniper Networks	311,900	5,963,528
†Lexmark International Class A	116,200	5,273,156
Microsoft	1,080,200	29,392,242
Motorola	406,000	9,301,460
†NAVTEQ	135,700	6,873,205
Nokia ADR	289,500	5,998,440
†Oracle	351,300	4,809,297
QUALCOMM	259,600	13,138,356
Sony ADR	95,500	4,399,685
Texas Instruments	371,100	12,049,617

		212,527,202

Transportation – 1.78%
FedEx	105,300	11,892,582
Norfolk Southern	183,400	9,916,438

		21,809,020

Utilities – 1.78%
NSTAR	211,300	6,045,293
Puget Energy	258,500	5,475,030
Questar	146,900	10,290,345

		21,810,668

Total Common Stock (cost $845,572,762)		1,211,479,355

	Principal
	Amount (U.S$)
^Discount Notes – 1.14%
Fannie Mae
4.46% 4/5/06	$6,456,000	6,452,814
4.61% 4/12/06	2,000,000	1,997,189
Freddie Mac
4.62% 4/4/06	1,490,000	1,489,428
4.67% 4/25/06	4,045,000	4,032,461

Total Discount Notes (cost $13,971,892)		13,971,892

Total Market Value of Securities – 99.90% (cost $859,544,654)		1,225,451,247

Receivables and Other Assets Net of Liabilities (See Notes) – 0.10%		1,199,648

Net Assets Applicable to 36,652,499 Shares Outstanding – 100.00%		$1,226,650,895

†	Non-income producing security for the period ended March 31, 2006.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.
ADR – American Depositary Receipts
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (The “Trust”) - Social Awareness Fund (the “Fund”).
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).
Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other — Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$863,109,163

Aggregate unrealized appreciation	380,723,683
Aggregate unrealized depreciation	(18,381,599)

Net unrealized appreciation	$362,342,084

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $139,899,840 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $130,440,344 expires in 2010 and $9,459,496 expires in 2011.
3. Market Risk
The fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Special Opportunities Fund

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Common Stock – 95.46%
Basic Industry – 9.79%
Ball	134,600	$5,899,518
Eastman Chemical	66,800	3,418,824
Engelhard	76,400	3,026,204
FMC	110,200	6,830,196
Lubrizol	58,600	2,511,010
Masco	156,200	5,074,938
Monsanto	54,200	4,593,450
Nucor	79,000	8,278,410
†Pactiv	193,100	4,738,674
Phelps Dodge	91,200	7,344,336
PPG Industries	63,500	4,022,725
Praxair	54,200	2,989,130
RPM International	181,500	3,256,110
Sherwin-Williams	92,000	4,548,480
Sigma-Aldrich	55,000	3,618,450
Sonoco Products	94,900	3,214,263
St. Joe	94,700	5,950,948
†Tronox Class B	9,902	168,227

		79,483,893

Business Services – 2.04%
Brink’s	117,000	5,938,920
Deluxe	54,300	1,421,031
Donnelley (R.R.) & Sons	136,100	4,453,192
Manpower	83,400	4,768,812

		16,581,955

Capital Spending – 3.93%
Cummins	57,000	5,990,700
†Energizer Holdings	68,000	3,604,000
Harsco	81,900	6,766,578
Ingersoll-Rand Class A	42,400	1,771,896
PACCAR	54,000	3,805,920
Parker Hannifin	60,500	4,876,905
Republic Services Class A	120,300	5,113,953

		31,929,952

Conglomerates – 1.26%
SPX	58,900	3,146,438
Textron	75,700	7,069,623

		10,216,061

Consumer Cyclical – 4.01%
Borg Warner	56,200	3,374,248
Centex	63,200	3,917,768
D.R. Horton	165,533	5,499,006
Eaton	43,600	3,181,492
Furniture Brands International	119,800	2,936,298
Johnson Controls	90,400	6,864,072
KB HOME	76,800	4,990,464
Magna International Class A (Canada)	23,800	1,801,422

		32,564,770

Consumer Services – 10.89%
† AnnTaylor Stores	170,850	6,285,572

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
†AutoNation	147,200	3,172,160
Belo Class A	162,300	3,226,524
Claire’s Stores	81,400	2,955,634
CVS	150,200	4,486,474
†Dollar Tree Stores	212,700	5,885,409
Eastman Kodak	126,000	3,583,440
Federated Department Stores	115,000	8,395,000
Fortune Brands	80,200	6,466,526
Harrah’s Entertainment	60,125	4,687,345
Hasbro	123,000	2,595,300
Jones Apparel Group	107,000	3,784,590
Knight-Ridder	32,200	2,035,362
Marriott International Class A	77,400	5,309,640
†Mediacom Communications	270,800	1,557,100
Meredith	89,200	4,976,468
†Saks	153,900	2,970,270
†Scholastic	62,500	1,672,500
ServiceMaster	190,300	2,496,736
Starwood Hotels & Resorts Worldwide	52,000	3,521,960
Tiffany & Co	118,700	4,455,998
VF	68,800	3,914,720

		88,434,728

Consumer Staples – 4.85%
Archer-Daniels-Midland	201,300	6,773,745
Bunge Limited	90,400	5,036,184
†Constellation Brands	217,200	5,440,860
Del Monte Foods	422,300	5,008,478
Hershey	60,000	3,133,800
Reynolds American	71,000	7,490,500
†Smithfield Foods	143,900	4,222,026
Tyson Foods Class A	168,900	2,320,686

		39,426,279

Energy – 8.74%
Chesapeake Energy	136,500	4,287,465
El Paso	407,500	4,910,375
ENSCO International	123,100	6,333,495
Equitable Resources	152,600	5,571,426
Kerr-McGee	49,105	4,688,545
KeySpan	87,000	3,555,690
Marathon Oil	107,400	8,180,658
†Newfield Exploration	153,100	6,414,890
Questar	49,000	3,432,450
Rowan	153,600	6,752,256
Sempra Energy	107,000	4,971,220
Valero Energy	135,800	8,118,124
Williams	175,000	3,743,250

		70,959,844

Financial Services – 19.22%
AMBAC Financial Group	67,600	5,380,960
American Financial Group	132,700	5,521,647
Associated Banc-Corp	124,500	4,230,510
Astoria Financial	106,950	3,311,172
Bank of Hawaii	121,100	6,455,841
Bear Stearns	62,000	8,599,400
Berkley (W.R.)	118,500	6,880,110
CIT Group	93,200	4,988,064
Colonial BancGroup	258,700	6,467,500
Comerica	64,100	3,715,877
Compass Bancshares	91,900	4,651,059
Countrywide Financial	157,598	5,783,847
Edwards (A.G.)	58,400	2,911,824
Everest Re Group	19,000	1,774,030

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
Fidelity National Financial	109,210	3,880,231
Fidelity National Title Group	19,111	435,157
First Horizon National	96,200	4,006,730
Loews	62,000	6,274,400
Manulife Financial (Canada)	86,763	5,446,114
Marshall & Ilsley	73,800	3,216,204
MBIA	89,900	5,405,687
Nationwide Financial Services Class A	59,600	2,563,992
Northern Trust	77,500	4,068,750
Old Republic International	144,750	3,158,445
Popular	181,600	3,770,016
Protective Life	71,000	3,531,540
Radian Group	72,000	4,338,000
Raymond James Financial	116,550	3,445,218
Regions Financial	130,000	4,572,100
Reinsurance Group of America	111,800	5,287,022
St. Paul Travelers	103,500	4,325,265
StanCorp Financial Group	90,000	4,869,900
TCF Financial	99,800	2,569,850
Torchmark	76,000	4,339,600
Zions Bancorporation	72,100	5,964,833

		156,140,895

Health Care – 8.31%
Aetna	125,200	6,152,328
Bausch & Lomb	34,900	2,223,130
Becton, Dickinson	68,700	4,230,546
CIGNA	44,400	5,799,528
†Community Health Systems	137,000	4,952,550
†Health Net Class A	101,100	5,137,902
†Lincare Holdings	61,600	2,399,936
McKesson	128,400	6,693,492
†MedImmune	68,100	2,491,098
Mylan Laboratories	205,300	4,804,020
Omnicare	116,600	6,411,834
Service Corp International	449,700	3,507,660
†Tenet Healthcare	270,600	1,997,028
Universal Health Services Class B	119,900	6,089,721
†Watson Pharmaceuticals	161,800	4,650,132

		67,540,905

Real Estate – 3.79%
Apartment Investment & Management	79,300	3,719,170
Archstone-Smith Trust	103,800	5,062,326
Boston Properties	60,600	5,650,950
Kimco Realty	117,600	4,779,264
Mack-Cali Realty	63,200	3,033,600
New Plan Excel Realty Trust	109,900	2,850,806
Simon Property Group	67,400	5,671,036

		30,767,152

Technology – 11.19%
Acxiom	233,600	6,036,224
Adobe Systems	94,600	3,303,432
†Agilent Technologies	134,400	5,046,720
†Alliant Techsystems	30,900	2,384,553
†Apple Computer	67,800	4,252,416
†Avnet	132,200	3,355,236
†BEA Systems	587,700	7,716,501
CDW	76,600	4,507,910
†Citrix Systems	85,400	3,236,660
†Computer Sciences	77,200	4,288,460
Goodrich	83,800	3,654,518
†Ingram Micro Class A	300,300	6,006,000
†International Rectifier	78,300	3,243,969

		Market
	Number of	Value
March 31, 2006	Shares	(U.S.$)
National Semiconductor	154,800	4,309,632
Pitney Bowes	37,200	1,596,996
†Polycom	111,300	2,412,984
Rockwell Automation	121,300	8,722,683
†Sanmina-SCI	360,300	1,477,230
Symbol Technologies	264,700	2,800,526
†Synopsys	249,200	5,569,620
Tektronix	92,400	3,299,604
†Thermo Electron	98,500	3,653,365

		90,875,239

Transportation – 1.46%
Canadian National Railway (Canada)	104,100	4,713,648
CSX	44,000	2,631,200
Norfolk Southern	31,200	1,686,984
†YRC Worldwide	73,600	2,801,216

		11,833,048

Utilities – 5.98%
CenturyTel	103,100	4,033,272
DTE Energy	56,000	2,245,040
Edison International	199,900	8,231,882
Energy East	116,000	2,818,800
Great Plains Energy	69,500	1,956,425
PG&E	108,500	4,220,650
PPL	186,000	5,468,400
Public Service Enterprise Group	113,300	7,255,732
TXU	196,800	8,808,768
Wisconsin Energy	88,000	3,519,120

		48,558,089

Total Common Stock (cost $485,253,140)		775,312,810

	Principal
	Amount (U.S. $)
≠Commercial Paper – 4.41%
Rabobank USA Finance 4.826% 4/3/06	$17,900,000	17,895,197
UBS Americas 4.826% 4/3/06	17,900,000	17,895,197

Total Commercial Paper (cost $35,790,394)		35,790,394

Total Market Value of Securities – 99.87% (cost $521,043,534)		811,103,204
Receivables and Other Assets Net of Liabilities (See Notes) – 0.13%		1,088,852

Net Assets Applicable to 19,099,392 Shares Outstanding – 100.00%		$812,192,056

†	Non-income producing security for the period ended March 31, 2006.

≠	The interest rate shown is the effective yield as of the time of purchase.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Special Opportunities Fund (the “Fund”).
Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$521,113,514

Aggregate unrealized appreciation	298,452,946
Aggregate unrealized depreciation	(8,463,256)

Net unrealized appreciation	$289,989,690

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust – Conservative Profile Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Affiliated Investment Companies – 100.15%
Equity Funds – 35.15%
Delaware VIP Trust-
Delaware VIP Value Series	340,387	$6,702,220
†Delaware VIP U.S. Growth Series	824,195	6,651,256
Lincoln Variable Insurance Products Trust-
†Aggressive Growth Fund	247,896	2,876,838
Core Fund	101,963	1,104,153
†Growth Fund	139,287	1,728,830

		19,063,297

Fixed Income Funds – 58.66%
Delaware Group Government Funds-
Inflation Protected Bond Fund	595,261	5,714,508
Delaware VIP Trust-
Delaware VIP Diversified Income Series	1,973,502	18,097,016
Delaware VIP High Yield Series	479,050	2,730,582
Lincoln Variable Insurance Products Trust-
Bond Fund	420,841	5,274,404

		31,816,510

International Funds – 6.34%
Lincoln Variable Insurance Products Trust-
International Fund	176,976	3,438,467

		3,438,467

Total Affiliated Investment Companies (cost $53,731,920)		54,318,274

Total Market Value of Securities – 100.15%
(cost $53,731,920)		54,318,274
Liabilities Net of Receivables and Other Assets (See Notes) – (0.15%)		(82,943)

Net Assets Applicable to 5,012,596 Shares Outstanding – 100.00%		$54,235,331

†	Non-income producing security for the period ended March 31, 2006.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Conservative Profile Fund (the “Fund”).
Security Valuation – The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other - Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$53,731,920

Aggregate unrealized appreciation	1,167,764
Aggregate unrealized depreciation	(581,410)

Net unrealized appreciation	$586,354

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust–Moderate Profile Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Affiliated Investment Companies – 100.03%
Equity Funds – 43.95%
Delaware VIP Trust –
Delaware VIP Large Cap Value Series	1,002,379	$19,736,845
Delaware VIP Small Cap Value Series	317,223	10,182,866
†Delaware VIP U.S. Growth Series	3,132,956	25,282,953
Lincoln Variable Insurance Products Trust –
†Aggressive Growth Fund	861,544	9,998,212
Core Fund	885,695	9,591,189
†Growth Fund	795,922	9,878,990

		84,671,055

Fixed Income Funds – 38.39%
Delaware Group Government Funds –
Inflation Protected Bond Fund	946,428	9,085,707
Delaware VIP Trust –
Delaware VIP Diversified Income Series	5,041,042	46,226,354
Delaware VIP High Yield Series	1,665,805	9,495,088
Lincoln Variable Insurance Products Trust –
Bond Fund	731,450	9,167,259

		73,974,408

International Funds – 17.69%
Delaware VIP Trust –
Delaware VIP Emerging Markets Series	635,157	12,112,449
Lincoln Variable Insurance Products Trust –
International Fund	1,130,781	21,969,944

		34,082,393

Total Affiliated Investment Companies (cost $187,301,690)		192,727,856

	Principal
	Amount(U.S. $)
≠ Commercial Paper – 0.18%
Rabobank USA Financial 4.826% 4/3/06	$350,000	349,906

Total Commercial Paper (cost $349,906)		349,906

Total Market Value of Securities – 100.21%
(cost $187,651,596)		193,077,762
Liabilities Net of Receivables and Other Assets (See Notes) – (0.21%)		(408,873)

Net Assets Applicable to 17,065,105 Shares Outstanding – 100.00%		$192,668,889

≠	The interest rate shown is the effective yield as of the time of purchase.

†	Non-income producing security for the period ended March 31, 2006.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Moderate Profile Fund (the “Fund”).

Security Valuation – The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$187,682,081

Aggregate unrealized appreciation	6,716,464
Aggregate unrealized depreciation	(1,320,783)

Net unrealized appreciation	$5,395,681

Schedule of Investments (Unaudited)
Lincoln Variable insurance Products-Moderately Aggressive Profile Fund

	Number	Market
March 31, 2006	of Shares	Value(U.S. $)
Affiliated Investment Companies – 99.67%
Equity Funds – 57.16%
Delaware VIP Trust –
Delaware VIP Small Cap Value Series	129,609	$4,160,443
†Delaware VIP U.S. Growth Series	2,547,085	20,554,976
Delaware VIP Value Series	1,309,173	25,777,613
Lincoln Variable Insurance Products Trust –
†Aggressive Growth Fund	568,250	6,594,543
Core Fund	934,651	10,121,337
†Growth Fund	530,701	6,587,059

		73,795,971

Fixed Income Funds – 18.95%
Delaware VIP Trust –
Delaware VIP Diversified Income Series	664,672	6,095,043
Delaware VIP High Yield Series	660,079	3,762,452
Lincoln Variable Insurance Products Trust –
Bond Fund	1,165,656	14,609,172

		24,466,667

International Funds – 23.56%
Delaware VIP Trust –
Delaware VIP Emerging Markets Series	489,172	9,328,503
Lincoln Variable Insurance Products Trust –
International Fund	1,085,595	21,092,032

		30,420,535

Total Affiliated Investment Companies (cost $123,689,803)		128,683,173

	Principal
	Amount(U.S. $)
≠ Commercial Paper– 0.61%
Rabobank USA Finance 4.83% 4/3/06	$780,000	779,791

Total Commercial Paper (cost $779,791)		779,791

Total Market Value of Securities – 100.28%
(cost $124,469,594)		129,462,964
Liabilities Net of Receivables and Other Assets (See Notes) – (0.28%)		(358,886)

Net Assets Applicable to 11,083,327 Shares Outstanding – 100.00%		$129,104,078

≠	The interest rate shown is the effective yield as of the time of purchase.

†	Non-income producing security for the period ended March 31, 2006.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust’) – Moderately Aggressive Profile Fund (the “Fund”).
Security Valuation – The Fund will invest in other open-end investment companies (mutual funds) that are members of Lincoln Variable Insurance Products Trust and Delaware VIP Trust and the Delaware Inflation Protected Bond Fund (collectively the “Underlying Funds”). The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$124,492,124

Aggregate unrealized appreciation	5,453,423
Aggregate unrealized depreciation	(482,583)

Net unrealized appreciation	$4,970,840

Schedule of Investments (Unaudited)
Lincoln Variable Insurance Products Trust – Aggressive Profile Fund

	Number of	Market
March 31, 2006	Shares	Value(U.S. $)
Affiliated Investment Companies – 99.81%
Equity Funds – 69.16%
Delaware VIP Trust –
Delaware VIP Large Cap Value Series	474,609	$9,345,053
Delaware VIP Small Cap Value Series	47,110	1,512,238
†Delaware VIP U.S. Growth Series	714,434	5,765,486
Lincoln Variable Insurance Products Trust –
†Aggressive Growth Fund	159,173	1,847,204
Core Fund	259,369	2,808,705
†Growth Fund	177,596	2,204,323
Growth Opportunities Fund	135,961	1,979,322

		25,462,331

International Funds – 30.65%
Delaware VIP Trust –
Delaware VIP Emerging Markets Series	200,772	3,828,716
Lincoln Variable Insurance Products Trust –
International Fund	383,745	7,455,774

		11,284,490

Total Affiliated Investment Companies (cost $34,495,298)		36,746,821

Total Market Value of Securities – 99.81%
(cost $34,495,298)		36,746,821
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		69,201

Net Assets Applicable to 3,025,036 Shares Outstanding – 100.00%		$36,816,022

†	Non-income producing security for the period ended March 31, 2006.
Notes
1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln Variable Insurance Products Trust (the “Trust”) – Aggressive Profile Fund (the “Fund”).
Security Valuation – The market value of the Fund’s investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.
Federal Income Taxes – The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.
Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Other – Fixed expenses common to all series within the Trust are allocated amongst the series on a pro-rata basis based on the number of series in the Trust. Variable expenses are allocated amongst the series based on average net assets of each series in the Trust. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold

(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.
2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$34,505,932

Aggregate unrealized appreciation	2,240,889
Aggregate unrealized depreciation	—

Net unrealized appreciation	$2,240,889

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
CERTIFICATIONS

Item 2. Controls and Procedures
     (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Variable Insurance Products Trust (Registrant)
By:	/s/ Kelly D. Clevenger
Kelly D. Clevenger
President (Signature and Title)

Date:	May 26, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kelly D. Clevenger Kelly D. Clevenger
President
(Signature and Title)

Date:	May 26, 2006

By:	/s/ William P. Flory William P. Flory
Chief Accounting Officer
(Signature and Title)

Date:	May 26, 2006